SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]

Pre-Effective Amendment No.    1  (File No. 333-32324)                [X]
                             ----

Post-Effective Amendment No.                                          [ ]

AXP GROWTH SERIES, INC.
IDS Tower 10
Minneapolis, MN  55440-0010

Leslie L. Ogg
901 S. Marquette Avenue, Suite 2810
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:      As soon as practicable after
                                                   the effective date of the
                                                   Registration Statement.

Title of Securities Being Registered:              Common Stock

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

This Registration Statement shall hereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933.

                             STRATEGIST FUND GROUP

                  NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

                             TO BE HELD MAY 9, 2000

Strategist Growth Fund, Inc.
 -Strategist Growth Fund
 -Strategist Growth Trends Fund
 -Strategist Special Growth Fund
Strategist Growth and Income Fund, Inc.
 -Strategist Balanced Fund
 -Strategist Equity Fund
 -Strategist Equity Income Fund
 -Strategist Total Return Fund
Strategist Income Fund, Inc.
 -Strategist Government Income Fund
 -Strategist High Yield Fund
 -Strategist Quality Income Fund
Strategist World Fund, Inc.
 -Strategist Emerging Markets Fund
 -Strategist World Growth Fund
 -Strategist World Income Fund
 -Strategist World Technologies Fund
Strategist Tax-Free Income Fund, Inc.
 -Strategist Tax-Free High Yield Fund

Your Fund will hold a special shareholders' meeting at 2:00 p.m. on May 9, 2000, at the IDS Tower, 80 South Eighth Street, Minneapolis, MN, in Conference Room A on the 27th floor. This will be a joint meeting for all of the Funds listed above. At the meeting, shareholders will consider the following:

- A proposal to approve an Agreement and Plan of Reorganization between the Strategist Fund and the corresponding AXP Fund investing in the same master fund. Under this Agreement, the Strategist Fund will transfer all of its assets to the AXP Fund in exchange for Class A shares of the AXP Fund. These shares will be distributed proportionately to you and the other shareholders of the Strategist Fund. The AXP Fund will assume the Strategist Fund's liabilities. The Board of Directors recommends that you vote FOR the proposal.
-  Any other business that may come before the meeting.

Please take a few minutes to read the proxy statement. It discusses the proposal in more detail. If you were a shareholder on April 5, 2000, you may vote at the meeting or any adjournment of the meeting. We hope you can attend the meeting. For those of you who cannot attend, please complete and return the enclosed proxy card. If you have questions, please call 1-800-775-5805. This proxy statement was first mailed to shareholders the week of April 17, 2000.

                                                                  April 17, 2000

                      COMBINED PROXY STATEMENT/PROSPECTUS
                              DATED APRIL 17, 2000

This document is a proxy statement for each of the Strategist Funds and a prospectus for the corresponding AXP Fund as shown in the table below. It contains the information you should know before voting on the proposed reorganization of the Strategist Fund into the corresponding AXP Fund (the "Reorganization"). Please read it carefully and keep it for future reference. The table shows the investment objective for each Strategist Fund and corresponding AXP Fund. Investment policies for the Strategist Fund and its corresponding AXP Fund are identical. The address of the Strategist Fund is IDS Tower 10, Minneapolis, Minnesota 55440-0010. The address of the AXP Fund is 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268.

                      FUND NAMES AND INVESTMENT OBJECTIVES

--------------------------------------------------------------------------------------
    STRATEGIST FUND            AXP FUND                  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------------
Strategist Balanced        AXP Mutual           Balance of growth of capital and
                                                current income.
--------------------------------------------------------------------------------------
Strategist Emerging        AXP Emerging         Long-term capital growth.
Markets                    Markets
--------------------------------------------------------------------------------------
Strategist Equity          AXP Stock            Current income and growth of capital.
--------------------------------------------------------------------------------------
Strategist Equity          AXP Diversified      High level of current income.
Income                     Equity Income        Secondary goal is steady growth of
                                                capital.
--------------------------------------------------------------------------------------
Strategist Government      AXP Federal          High level of current income and
Income                     Income               safety of principal consistent with
                                                investment in U.S. government and
                                                government agency securities.
--------------------------------------------------------------------------------------
Strategist Growth          AXP Growth           Long-term capital growth.
--------------------------------------------------------------------------------------
Strategist Growth          AXP New              Long-term growth of capital.
Trends                     Dimensions
--------------------------------------------------------------------------------------
Strategist High Yield      AXP Extra Income     High current income. Secondary goal is
                                                capital growth.
--------------------------------------------------------------------------------------
Strategist Quality         AXP Selective        Current income and preservation of
Income                                          capital.
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
    STRATEGIST FUND            AXP FUND                  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------------
Strategist Special         AXP Research         Long-term capital growth.
Growth                     Opportunities
--------------------------------------------------------------------------------------
Strategist Tax-Free        AXP High Yield       High yield generally exempt from
High Yield                 Tax-Exempt           federal income taxes.
--------------------------------------------------------------------------------------
Strategist Total Return    AXP Managed          Maximum total return through a
                           Allocation           combination of growth of capital and
                                                current income.
--------------------------------------------------------------------------------------
Strategist World Growth    AXP Global Growth    Long-term capital growth.
--------------------------------------------------------------------------------------
Strategist World Income    AXP Global Bond      High total return through income and
                                                growth of capital.
--------------------------------------------------------------------------------------
Strategist World           AXP Innovations      Long-term capital growth.
Technologies
--------------------------------------------------------------------------------------

HOW THE REORGANIZATION WILL WORK

- The Strategist Fund will transfer all of its assets to the corresponding AXP Fund. The AXP Fund will assume the Strategist Fund's stated liabilities.

- The AXP Fund will issue Class A shares to the Strategist Fund in an amount equal to the value of the assets it receives, less the liabilities it assumes. These Class A shares will be distributed to the Strategist Fund's shareholders in proportion to their holdings in the Strategist Fund. You will not pay any sales charge in connection with this distribution of shares.

Please note that the AXP Fund is not a bank deposit, is not federally insured, is not endorsed by any bank or government agency and is not guaranteed to achieve its goal.

As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved these securities or passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                         WHERE TO GET MORE INFORMATION*

------------------------------------------------------------------------------------
The AXP Fund's most recent prospectus       In the same envelope as this proxy
and annual report.                          statement/prospectus.
------------------------------------------------------------------------------------
The AXP Fund's most recent statement of     Incorporated by reference into this
additional information and semi-annual      proxy statement/prospectus. For a copy
report to shareholders (if a semi-annual    at no charge, call toll-free
report has been issued subsequent to the    1-800-862-7919 or write to the address
most recent annual report).                 below.
------------------------------------------------------------------------------------
The Strategist Fund's most recent           Incorporated by reference into this
prospectus.                                 proxy statement/prospectus. For a copy
                                            at no charge, call toll-free
                                            1-800-297-8800 or write to the address
                                            below.
------------------------------------------------------------------------------------
The Strategist Fund's most recent annual    Incorporated by reference into this
report and semi-annual report to            proxy statement/prospectus. For a copy
shareholders (if a semi-annual report       at no charge, call toll-free
has been issued subsequent to the most      1-800-297-8800 or write to the address
recent annual report).                      below.
------------------------------------------------------------------------------------
Statement of additional information         Incorporated by reference into this
dated the same date as this proxy           proxy statement/prospectus. For a copy
statement/prospectus. This document         at no charge, call toll-free
contains information about both the         1-800-862-7919 or write to the address
Strategist Fund and the AXP Fund.           below.
------------------------------------------------------------------------------------
To ask questions about this proxy           Call toll-free 1-800-775-5805 or write
statement/prospectus.                       to: American Express Client Service
                                            Corporation, P.O. Box 534, Minneapolis,
                                            MN 55440-0534.
------------------------------------------------------------------------------------

*   See Table G-2 for the dates of each of these documents.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
A. Summary..................................................      7

  - How the Reorganization Will Work........................      7

  - Comparison of the Strategist Fund to the AXP Fund.......      8

  - Tax Consequences........................................     10

  - Investment Policies and Risk Factors....................     10

B. Fees and Expenses........................................     13

C. The Reorganization.......................................     17

  - Terms of the Reorganization.............................     17

  - Conditions to Closing the Reorganization................     18

  - Termination of the Agreement............................     18

  - Tax Status of the Reorganization........................     18

  - Reasons for the Proposed Reorganization and Board
    Deliberations...........................................     19

  - Boards' Determination...................................     21

D. Information Concerning the Meeting.......................     22

  - Recommendation and Vote Required........................     22

  - Voting..................................................     22

  - Revoking Your Proxy.....................................     22

  - Simultaneous Meetings...................................     22

  - Solicitation of Proxies.................................     22

  - Dissenters' Right of Appraisal..........................     23

  - Other Business..........................................     23

  - Adjournment.............................................     23

                                                              PAGE
                                                              ----
E. Capitalization and Ownership of Fund Shares..............     24

  - Capitalization..........................................     24

  - Ownership of Fund Shares................................     25

F. Experts..................................................     28

G. Additional Information About the Funds' Businesses.......     28

EXHIBITS

1. Form of Agreement and Plan of Reorganization between the
  Strategist Fund and the AXP Fund..........................     30

2. Minnesota Business Corporation Act Sections 302A.471 and
  302A.473..................................................     42

3. Most recent AXP Fund prospectus and annual report
  (enclosed)

                                   A. SUMMARY

This proxy statement/prospectus is being used by the Board of Directors (the "Board") of the Strategist Fund to solicit proxies to vote at a special meeting of shareholders. The purpose of the meeting is to consider a proposal to approve an Agreement and Plan of Reorganization (the "Agreement") providing for the Reorganization of the Strategist Fund into the corresponding AXP Fund invested in the same master fund.

The following is a summary. More complete information appears later in this proxy statement/prospectus. You should read the entire proxy statement/prospectus and the exhibits because they contain details that are not in the summary. The materials in the statement of additional information dated the same date as this proxy statement/prospectus for the Strategist Fund and the AXP Fund are incorporated by reference into this proxy statement/prospectus.

HOW THE REORGANIZATION WILL WORK.

- The Strategist Fund will transfer all of its assets to the corresponding AXP Fund. The AXP Fund will assume all the Strategist Fund's stated liabilities. There are no outstanding liabilities with respect to the Strategist Fund's 12b-1 plan.

- The AXP Fund will issue Class A shares to the Strategist Fund in an amount equal to the value of the assets it receives, less the liabilities it assumes. These Class A shares will be distributed to the Strategist Fund's shareholders in proportion to their holdings in the Strategist Fund.

- Neither the Strategist Fund nor the shareholders of the Strategist Fund will pay any sales charge in connection with the Reorganization.

- After the Reorganization is completed, Strategist shareholders will be shareholders of Class A shares of the corresponding AXP Fund. The Strategist Fund will be deregistered as a mutual fund and terminated under state law.

                                   TABLE A-1.
               COMPARISON OF THE STRATEGIST FUND TO THE AXP FUND
-------------------------------------------------------------------------

                                 STRATEGIST FUND                     AXP FUND
---------------------------------------------------------------------------------------
General                    A series of capital stock of    A series of capital stock of
                           an open-end management          an open-end management
                           investment company organized    investment company organized
                           as a Minnesota corporation.     as a Minnesota corporation.
---------------------------------------------------------------------------------------
Investment Structure       A feeder fund, as shown in      A feeder fund, as shown in
                           Table A-2, investing all of     Table A-2, investing all of
                           its assets in a master fund.    its assets in a master fund.
---------------------------------------------------------------------------------------
Investment Adviser         American Express Financial      AEFC is the investment
                           Corporation ("AEFC") is the     adviser for the master fund.
                           investment adviser for the
                           master fund.
---------------------------------------------------------------------------------------
Investment Objectives,     Identical for both Funds.
Policies, Investment       See Table A-2 for more information on each fund.
Strategies, Risks and
Restrictions
---------------------------------------------------------------------------------------
Pricing                    Each Fund calculates its net asset value per share at the
                           close of trading on the New York Stock Exchange (the "NYSE")
                           (normally 3:00 p.m. Central Time) each business day.
---------------------------------------------------------------------------------------

                                 STRATEGIST FUND                     AXP FUND
---------------------------------------------------------------------------------------
Classes of Shares          One class of shares, offered    Three classes of shares.
                           without a sales charge.         Only Class A shares are
                           Effective October 4, 1999       being offered to Strategist
                           the Strategist Fund             Fund shareholders in this
                           discontinued a 0.25% 12b-1      proxy statement/prospectus.
                           fee.                            - Class A has a front-end
                                                           sales charge and a 0.25%
                                                           12b-1 fee.*
                                                           - Class B has a contingent
                                                           deferred sales charge and a
                                                           1% 12b-1 fee.
                                                           - Class Y is offered only to
                                                           institutional investors with
                                                           no sales charge and a 0.10%
                                                           service fee.
                                                           *No sales charge will be
                                                           charged as part of the
                                                           Reorganization. On
                                                           subsequent purchases, the
                                                           sales charge will be waived
                                                           permanently for former
                                                           Strategist shareholders.
---------------------------------------------------------------------------------------
Buying and Selling         Strategist Fund shares are      Investors may purchase and
Shares                     no longer available for new     redeem shares directly,
                           investment. Existing            through their American
                           shareholders may make add-on    Express financial advisor or
                           purchases to existing           through other authorized
                           accounts.                       broker-dealers or third
                                                           parties.
---------------------------------------------------------------------------------------
Minimum Investment         Initial: No new investments     Initial: $2,000*
Amounts                    allowed                         Subsequent: $100
                           Subsequent: $100 for            *The AXP Fund will waive the
                           existing investors              minimum investment amount
                                                           for any Strategist Fund
                                                           account that, after the
                                                           Reorganization, contains
                                                           less than $2,000.
---------------------------------------------------------------------------------------

                                 STRATEGIST FUND                     AXP FUND
---------------------------------------------------------------------------------------
Exchanges                  Permitted only between          Class A shares of the AXP
                           existing Strategist Fund        Fund may be exchanged for
                           accounts.                       Class A shares of 38 other
                                                           AXP Funds.
---------------------------------------------------------------------------------------
Voting Rights              No cumulative voting rights     Cumulative voting rights
                           when voting on the election     when voting on the election
                           of directors.                   of directors.
---------------------------------------------------------------------------------------

TAX CONSEQUENCES. The Reorganization is expected to be tax-free for federal income tax purposes and will not take place unless the Strategist Fund and the AXP Fund receive a satisfactory opinion from the law firm of Ropes & Gray, substantially to that effect.

INVESTMENT POLICIES AND RISK FACTORS. Because both the Strategist Fund and the AXP Fund invest in the same master fund and are subject to the same investment objectives, investment strategies and restrictions, the risks of an investment in the AXP Fund are identical to the risks of an investment in the Strategist Fund. Investment policies and risk factors are described in detail in the enclosed AXP Fund prospectus under the headings "Investment Strategies" and "Risks". The following table provides a brief summary of the investment policies and risks.

                                   TABLE A-2.
                SUMMARY OF PRIMARY INVESTMENT POLICIES AND RISKS
(policies and risks are identical for the Strategist Fund and its corresponding
                                   AXP Fund)
--------------------------------------------------------------------------------

   STRATEGIST FUND             AXP FUND              PRIMARY INVESTMENT POLICIES             PRIMARY INVESTMENT RISKS
----------------------------------------------------------------------------------------------------------------------------
Strategist Balanced     AXP Mutual              Primarily invests in a combination of  Market risk, interest rate risk,
                                                common stocks and senior securities.   sector/ concentration risk,
                                                                                       call/prepayment risk, credit risk,
                                                                                       liquidity risk, style risk
----------------------------------------------------------------------------------------------------------------------------
Strategist Emerging     AXP Emerging Markets    Primarily invests in equity            Market risk, foreign/emerging markets
Markets                                         securities of companies in emerging    risk, liquidity risk, style risk,
                                                market countries.                      sector/ concentration risk
----------------------------------------------------------------------------------------------------------------------------
Strategist Equity       AXP Stock               Primarily invests in common stocks     Market risk, inflation risk, foreign
                                                and securities convertible into        risk
                                                common stocks.
----------------------------------------------------------------------------------------------------------------------------
Strategist Equity       AXP Diversified Equity  Primarily invests in dividend-paying   Market risk, sector/concentration
Income                  Income                  equity securities.                     risk, inflation risk
----------------------------------------------------------------------------------------------------------------------------
Strategist Government   AXP Federal Income      Primarily invests in debt obligations  Market risk, correlation risk,
Income                                          issued or guaranteed as to principal   interest rate risk, call/prepayment
                                                and interest by the U.S. government,   risk
                                                its agencies or instrumentalities.
----------------------------------------------------------------------------------------------------------------------------
Strategist Growth       AXP Growth              Primarily invests in common stocks     Market risk, style risk, foreign risk
                                                and securities convertible into
                                                common stocks that appear to offer
                                                growth opportunities.
----------------------------------------------------------------------------------------------------------------------------
Strategist Growth       AXP New Dimensions      Primarily invests in common stocks     Market risk, style risk, foreign risk
Trends                                          showing potential for significant
                                                growth.
----------------------------------------------------------------------------------------------------------------------------
Strategist High Yield   AXP Extra Income        Primarily invests in high-yielding,    Market risk, interest rate risk,
                                                high risk corporate bonds (junk        credit risk
                                                bonds).
----------------------------------------------------------------------------------------------------------------------------

                                   TABLE A-2.
                SUMMARY OF PRIMARY INVESTMENT POLICIES AND RISKS
(policies and risks are identical for the Strategist Fund and its corresponding
                                   AXP Fund)
--------------------------------------------------------------------------------

   STRATEGIST FUND             AXP FUND              PRIMARY INVESTMENT POLICIES             PRIMARY INVESTMENT RISKS
----------------------------------------------------------------------------------------------------------------------------
Strategist Quality      AXP Selective           Primarily invests in debt obligations  Market risk, interest rate risk,
Income                                          that are investment grade or           credit risk
                                                equivalent.
----------------------------------------------------------------------------------------------------------------------------
Strategist Special      AXP Research            Primarily invests in securities of     Market risk, issuer risk, style risk
Growth                  Opportunities           companies that are part of the S&P
                                                500 and are believed to be
                                                undervalued or offer the potential
                                                for long-term growth.
----------------------------------------------------------------------------------------------------------------------------
Strategist Tax-Free     AXP High Yield Tax-     Primarily invests in medium and lower  Market risk, interest rate risk,
High Yield              Exempt                  quality bonds (junk bonds) and other   credit risk, legal/legislative risk,
                                                debt obligations issued by or on       call/ prepayment risk
                                                behalf of state or local governmental
                                                units whose interest is exempt from
                                                federal income tax.
----------------------------------------------------------------------------------------------------------------------------
Strategist Total        AXP Managed Allocation  Primarily allocates investments among  Market risk, interest rate risk,
Return                                          four asset classes: U.S. equities,     foreign/ emerging markets risk,
                                                U.S. and foreign debt securities,      call/prepayment risk, credit risk,
                                                foreign equity securities and cash.    event risk, liquidity risk, small
                                                                                       company risk
----------------------------------------------------------------------------------------------------------------------------
Strategist World        AXP Global Growth       Primarily invests in equity            Market risk, foreign/emerging markets
Growth                                          securities of companies around the     risk, style risk
                                                world that are positioned to meet
                                                market needs in a changing world
                                                economy.
----------------------------------------------------------------------------------------------------------------------------
Strategist World        AXP Global Bond         Primarily invests in debt obligations  Interest rate risk, foreign/emerging
Income                                          of U.S. and foreign issuers.           markets risk, credit risk, liquidity
                                                                                       risk
----------------------------------------------------------------------------------------------------------------------------
Strategist World        AXP Innovations         Primarily invests in equity            Market risk, sector/concentration
Technologies                                    securities of companies in the         risk, style risk
                                                information technology industry.
----------------------------------------------------------------------------------------------------------------------------

                              B. FEES AND EXPENSES

The following table describes the fees and expenses that you pay if you buy and hold shares of the Strategist Fund or Class A shares of the AXP Fund. The table also shows Pro Forma expenses of Class A shares of the AXP Fund assuming the proposed Reorganization had been effective during the most recent fiscal year.

                                   TABLE B-1.
                       ACTUAL AND PRO FORMA FUND EXPENSES
                        For the Most Recent Fiscal Year
--------------------------------------------------------------------------------

                                                    SHAREHOLDER FEES                   ANNUAL OPERATING EXPENSES(A)
                                                   (fees paid directly         (expenses that are deducted from Fund assets)
                      FUND                        from your investment)         (as a percent of average daily net assets)
---------------------------------------------------------------------------------------------------------------------------------
                                                      Maximum sales        Management     Distribution        Other
                                                         charge             fees(b)      (12b-1) fees(c)   expenses(d)   Total(e)
---------------------------------------------------------------------------------------------------------------------------------
Strategist Balanced.............................            0%                0.48%           0.25%            2.41%       3.14%
AXP Mutual - Class A............................            5%                0.46%           0.25%            0.19%       0.90%
AXP Mutual - Class A Pro Forma..................            *                 0.46%           0.25%            0.19%       0.90%
---------------------------------------------------------------------------------------------------------------------------------
Strategist Emerging Markets.....................            0%                1.10%           0.25%            4.82%       6.17%
AXP Emerging Markets - Class A..................            5%                1.10%           0.25%            0.76%       2.11%
AXP Emerging Markets - Class A Pro Forma........            *                 1.10%           0.25%            0.76%       2.11%
---------------------------------------------------------------------------------------------------------------------------------
Strategist Equity...............................            0%                0.48%           0.25%            1.42%       2.15%
AXP Stock - Class A.............................            5%                0.48%           0.25%            0.15%       0.88%
AXP Stock - Class A Pro Forma...................            *                 0.48%           0.25%            0.15%       0.88%
---------------------------------------------------------------------------------------------------------------------------------
Strategist Equity Income........................            0%                0.49%           0.25%            2.88%       3.62%
AXP Diversified Equity Income - Class A.........            5%                0.49%           0.25%            0.22%       0.96%
AXP Diversified Equity Income - Class A
Pro Forma.......................................            *                 0.49%           0.25%            0.22%       0.96%
---------------------------------------------------------------------------------------------------------------------------------
Strategist Government Income....................            0%                0.50%           0.25%            0.66%       1.41%
AXP Federal Income - Class A....................            5%                0.50%           0.25%            0.23%       0.98%
AXP Federal Income - Class A Pro Forma..........            *                 0.50%           0.25%            0.23%       0.98%
---------------------------------------------------------------------------------------------------------------------------------
Strategist Growth...............................            0%                0.52%           0.25%            0.26%       1.03%
AXP Growth - Class A............................            5%                0.53%           0.25%            0.19%       0.97%
AXP Growth - Class A Pro Forma..................            *                 0.53%           0.25%            0.19%       0.97%
---------------------------------------------------------------------------------------------------------------------------------
Strategist Growth Trends........................            0%                0.53%           0.25%            0.17%       0.95%
AXP New Dimensions -- Class A...................            5%                0.53%           0.25%            0.15%       0.93%
AXP New Dimensions -- Class A Pro Forma.........            *                 0.53%           0.25%            0.15%       0.93%
---------------------------------------------------------------------------------------------------------------------------------
Strategist High Yield...........................            0%                0.56%           0.25%            1.04%       1.85%
AXP Extra Income - Class A......................            5%                0.56%           0.25%            0.20%       1.01%
AXP Extra Income - Class A Pro Forma............            *                 0.56%           0.25%            0.20%       1.01%
---------------------------------------------------------------------------------------------------------------------------------
Strategist Quality Income.......................            0%                0.52%           0.25%            2.81%       3.58%
AXP Selective - Class A.........................            5%                0.51%           0.25%            0.22%       0.98%
AXP Selective - Class A Pro Forma...............            *                 0.51%           0.25%            0.22%       0.98%
---------------------------------------------------------------------------------------------------------------------------------

                                   TABLE B-1.
                       ACTUAL AND PRO FORMA FUND EXPENSES
                        For the Most Recent Fiscal Year
--------------------------------------------------------------------------------

                                                    SHAREHOLDER FEES                   ANNUAL OPERATING EXPENSES(A)
                                                   (fees paid directly         (expenses that are deducted from Fund assets)
                      FUND                        from your investment)         (as a percent of average daily net assets)
---------------------------------------------------------------------------------------------------------------------------------
                                                      Maximum sales        Management     Distribution        Other
                                                         charge             fees(b)      (12b-1) fees(c)   expenses(d)   Total(e)
---------------------------------------------------------------------------------------------------------------------------------
Strategist Special Growth.......................            0%                0.64%           0.25%            1.38%       2.27%
AXP Research Opportunities - Class A............            5%                0.63%           0.25%            0.33%       1.21%
AXP Research Opportunities - Class A
Pro Forma.......................................            *                 0.63%           0.25%            0.33%       1.21%
---------------------------------------------------------------------------------------------------------------------------------
Strategist Tax-Free High Yield..................            0%                0.45%           0.25%            2.55%       3.25%
AXP High Yield Tax-Exempt - Class A.............            5%                0.44%           0.25%            0.11%       0.80%
AXP High Yield Tax-Exempt - Class A
Pro Forma.......................................            *                 0.44%           0.25%            0.11%       0.80%
---------------------------------------------------------------------------------------------------------------------------------
Strategist Total Return.........................            0%                0.44%           0.25%            0.62%       1.31%
AXP Managed Allocation - Class A................            5%                0.43%           0.25%            0.21%       0.89%
AXP Managed Allocation - Class A Pro Forma......            *                 0.43%           0.25%            0.21%       0.89%
---------------------------------------------------------------------------------------------------------------------------------
Strategist World Growth.........................            0%                0.75%           0.25%            1.85%       2.85%
AXP Global Growth - Class A.....................            5%                0.74%           0.25%            0.32%       1.31%
AXP Global Growth - Class A Pro Forma...........            *                 0.74%           0.25%            0.32%       1.31%
---------------------------------------------------------------------------------------------------------------------------------
Strategist World Income.........................            0%                0.75%           0.25%            2.46%       3.46%
AXP Global Bond - Class A.......................            5%                0.74%           0.25%            0.28%       1.27%
AXP Global Bond - Class A Pro Forma.............            *                 0.74%           0.25%            0.28%       1.27%
---------------------------------------------------------------------------------------------------------------------------------
Strategist World Technologies...................            0%                0.72%           0.25%            2.24%       3.21%
AXP Innovations - Class A.......................            5%                0.72%           0.25%            0.15%       1.12%
AXP Innovations - Class A Pro Forma.............            *                 0.72%           0.25%            0.15%       1.12%
---------------------------------------------------------------------------------------------------------------------------------

*    The 5% sales charge will be waived permanently for former
     Strategist shareholders.
(a) For all Funds, operating expenses include expenses charged by both the Fund and the master fund. Expenses are based on actual expenses for the last fiscal year, restated to reflect current fees.
(b) The management fee is paid by the master fund and is allocated between the Strategist Fund and the AXP Fund based on respective net assets. For some Funds, the chart shows a slight difference between the management fee for the Strategist Fund and the management fee for the AXP Fund.
     This difference is due to rounding.
(c) Effective October 4, 1999 the 0.25% distribution fee was discontinued for the Strategist Fund.
(d) Other expenses include an administrative services fee, a transfer agency fee and other nonadvisory expenses.
(e) For the Strategist Fund, AEFC has agreed to waive certain fees and to absorb certain other Fund expenses until the end of the Fund's current fiscal year. The agreement may be terminated at any time after that date. Under the agreement, total expenses will not exceed 0.95% for Tax-Free High
     Yield; 1.10% for Government Income and Quality Income; 1.20% for High Yield; 1.25% for Balanced, Equity and Equity
     Income; 1.30% for Growth, Growth Trends and Total Return;
     1.35% for World Income and World Technologies; 1.40% for
     Special Growth; 1.75% for World Growth; and 2.20% for
     Emerging Markets. For the most recent fiscal year, actual total expenses with fee waivers and expense reimbursement were 0.95% for Tax-Free High Yield; 1.09% for Government
     Income, 1.09% for Quality Income, 1.19% for High Yield;
     0.98% for Balanced; 1.25% for Equity; 1.25% for Equity
     Income; 1.03% for Growth; 0.95% for Growth Trends; 1.22% for
     Total Return; 1.35% for World Income, 1.47% for World
     Technologies; 1.39% for Special Growth; 1.71% for World
     Growth; and 2.20% for Emerging Markets.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Assume you invest $10,000 and the Fund earns a 5% return. The operating expenses remain the same each year. If you hold your shares until the end of the year shown, the following table shows your costs under the current arrangements and your costs if the proposed reorganization had been in effect. The numbers for the AXP Fund reflect the costs that would be incurred if a shareholder paid $500 in sales charge to purchase Class A shares. You will not incur that cost since the sales charge will be waived permanently for former Strategist Fund shareholders.
--------------------------------------------------------------------------------

                   FUND                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------
Strategist Balanced........................    $317      $  969     $1,645     $3,451
AXP Mutual - Class A.......................     587         773        974      1,557
AXP Mutual - Class A Pro Forma.............     587         773        974      1,557
--------------------------------------------------------------------------------------
Strategist Emerging Markets................     613       1,819      2,996      5,823
AXP Emerging Markets - Class A.............     703       1,128      1,578      2,824
AXP Emerging Markets - Class A Pro Forma..      703       1,128      1,578      2,824
--------------------------------------------------------------------------------------
Strategist Equity..........................     218         673      1,155      2,487
AXP Stock - Class A........................     585         767        964      1,534
AXP Stock - Class A Pro Forma..............     585         767        964      1,534
--------------------------------------------------------------------------------------
Strategist Equity Income...................     365       1,109      1,874      3,882
AXP Diversified Equity Income - Class A....     593         791      1,005      1,623
AXP Diversified Equity Income - Class A
Pro Forma..................................     593         791      1,005      1,623
--------------------------------------------------------------------------------------
Strategist Government Income...............     144         447        772      1,696
AXP Federal Income - Class A...............     595         797      1,015      1,646
AXP Federal Income - Class A Pro Forma.....     595         797      1,015      1,646
--------------------------------------------------------------------------------------
Strategist Growth..........................     105         328        570      1,264
AXP Growth - Class A.......................     594         794      1,010      1,634
AXP Growth - Class A Pro Forma.............     594         794      1,010      1,634
--------------------------------------------------------------------------------------
Strategist Growth Trends...................      97         303        526      1,171
AXP New Dimensions - Class A...............     590         782        990      1,590
AXP New Dimensions - Class A Pro Forma.....     590         782        990      1,590
--------------------------------------------------------------------------------------
Strategist High Yield......................     188         582      1,002      2,174
AXP Extra Income - Class A.................     598         806      1,031      1,679
AXP Extra Income - Class A Pro Forma.......     598         806      1,031      1,679
--------------------------------------------------------------------------------------
Strategist Quality Income..................     361       1,097      1,855      3,847
AXP Selective - Class A....................     595         797      1,015      1,646
AXP Selective - Class A Pro Forma..........     595         797      1,015      1,646
--------------------------------------------------------------------------------------
Strategist Special Growth..................     230         710      1,216      2,610
AXP Research Opportunities - Class A.......     617         865      1,133      1,897
AXP Research Opportunities - Class A
Pro Forma..................................     617         865      1,133      1,897
--------------------------------------------------------------------------------------
Strategist Tax-Free High Yield.............     328       1,001      1,698      3,552
AXP High Yield Tax-Exempt - Class A........     578         743        923      1,444
AXP High Yield Tax-Exempt - Class A
Pro Forma..................................     578         743        923      1,444
--------------------------------------------------------------------------------------

                                                1          3          5          10
                                         FUND  YEAR      YEARS      YEARS      YEARS
--------------------------------------------------------------------------------------
Strategist Total Return....................    $133      $  415     $  719     $1,584
AXP Managed Allocation - Class A...........     586         770        969      1,545
AXP Managed Allocation - Class A
Pro Forma..................................     586         770        969      1,545
--------------------------------------------------------------------------------------
Strategist World Growth....................     288         883      1,504      3,179
AXP Global Growth - Class A................     627         895      1,183      2,005
AXP Global Growth - Class A Pro Forma......     627         895      1,183      2,005
--------------------------------------------------------------------------------------
Strategist World Income....................     349       1,062      1,798      3,740
AXP Global Bond - Class A..................     623         883      1,163      1,962
AXP Global Bond - Class A Pro Forma........     623         883      1,163      1,962
--------------------------------------------------------------------------------------
Strategist World Technologies..............     324         989      1,679      3,515
AXP Innovations - Class A..................     608         838      1,087      1,800
AXP Innovations - Class A Pro Forma........     608         838      1,087      1,800
--------------------------------------------------------------------------------------

                             C. THE REORGANIZATION

TERMS OF THE REORGANIZATION. The Board has approved the Agreement, a copy of which is attached as Exhibit 1. The Agreement provides for Reorganization on the following terms:

- The Reorganization is scheduled to occur on the first day that the NYSE is open for business following shareholder approval and receipt of any necessary regulatory approvals, but may occur on any later date agreed to by the Funds.

- The Strategist Fund will transfer all of its assets to the AXP Fund and, in exchange, the AXP Fund will assume the Strategist Fund's stated liabilities and issue Class A shares.

- The AXP Fund will issue Class A shares to the Strategist Fund in an amount equal to the value of the assets received by the AXP Fund, less the liabilities assumed by the AXP Fund in the transaction. These shares will immediately be distributed by the Strategist Fund to its shareholders in proportion to their holdings in the Strategist Fund. As a result, shareholders of the Strategist Fund will become Class A shareholders of the AXP Fund.

- Neither the Strategist Fund nor the shareholders of the Strategist Fund will pay any sales charge in connection with the Reorganization.

- The net asset value of both Funds will be computed as of 3:00 p.m. Central time, on the closing date.

- After the Reorganization, the Strategist Fund will be deregistered as a mutual fund and terminated under state law.

CONDITIONS TO CLOSING THE REORGANIZATION. The completion of the Reorganization is subject to certain conditions described in the Agreement, including:

- The Strategist Fund will have declared and paid a dividend that will distribute all of the Fund's taxable income, if any, to the shareholders of the Strategist Fund for the taxable years ending at or prior to the closing.

- The Funds will have received any approvals, consents or exemptions from the SEC or any regulatory body necessary to carry out the Reorganization.

- A registration statement on Form N-14 will have been filed with the SEC and declared effective for each of the Funds.

-  The shareholders of the Strategist Funds will have approved the Agreement.

- The Funds will have received an opinion of tax counsel that the proposed Reorganization will be tax-free for each Fund and its shareholders.

TERMINATION OF THE AGREEMENT. The Agreement and the transactions contemplated by it may be terminated and abandoned by resolutions of the Board of the Strategist Fund or the AXP Fund at any time prior to closing. In the event of a termination, there will be no liability for damages on the part of either the Strategist Fund or the AXP Fund or the directors, officers or shareholders of either Fund.

TAX STATUS OF THE REORGANIZATION. The Reorganization is expected to be tax-free for federal income tax purposes and will not take place unless the Strategist Fund and the AXP Fund receive a satisfactory opinion from the law firm of Ropes & Gray, substantially to the effect that:

- The transfer of the Strategist Fund's assets to the AXP Fund in exchange for Class A shares of the AXP Fund and the assumption of the Strategist Fund's liabilities, followed by the distribution of those shares to the Strategist Fund's shareholders and the termination of the Strategist Fund will be a "reorganization" within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986 (the "Code"), and the Strategist Fund and the corresponding AXP Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

- No gain or loss will be recognized by the Strategist Fund upon the transfer of all of its assets to the AXP Fund or on the distribution by the Strategist Fund of Class A shares of the AXP Fund to Strategist Fund shareholders.

- No gain or loss will be recognized by the AXP Fund upon the receipt of the Strategist Fund's assets solely in exchange for the issuance of the AXP Fund's Class A shares to the Strategist Fund and the assumption of all of the Strategist Fund's liabilities by the AXP Fund.

- The basis of the assets of the Strategist Fund acquired by the AXP Fund will be, in each instance, the same as the basis of those assets in the hands of the Strategist Fund immediately before the transfer.

- The tax holding period of the assets of the Strategist Fund in the hands of the AXP Fund will include the Strategist Fund's tax holding period for those assets.

- The shareholders of the Strategist Fund will not recognize gain or loss upon the exchange of all their shares of the Strategist Fund solely for the AXP Fund Class A shares as part of the Reorganization.

- The basis of the Class A shares of the AXP Fund received by the Strategist Fund shareholders in the Reorganization will be the same as the basis of the shares of the Strategist Fund surrendered in exchange.

- The tax holding period of the Class A shares of the AXP Fund received by the Strategist Fund shareholders will include, for each shareholder, the tax holding period of the shares of the Strategist Fund surrendered in exchange, provided that the Class A shares of the AXP Fund were held as capital assets on the date of the exchange.

REASONS FOR THE PROPOSED REORGANIZATION AND BOARD DELIBERATIONS. The Board believes that the proposed Reorganization will be advantageous to the Strategist Fund shareholders for several reasons. The Board considered the following matters, among others, in approving the Reorganization.

- TERMS AND CONDITIONS OF THE REORGANIZATION. The Board considered the terms and conditions of the Reorganization as described in the previous paragraphs.

- TAX CONSEQUENCES. The Board considered the tax-free nature of the Reorganization.

- CONTINUITY OF INVESTMENT. The Board took into account the fact that, following the Reorganization, shareholders of the Strategist Funds will be invested in a fund holding an identical investment securities portfolio, with identical investment objectives, policies, and restrictions.

- CONTINUED NO-LOAD PURCHASES. The Board took into account that shareholders of the Strategist Fund will be able to make future purchases of shares of the AXP Fund on a no-load basis.

- EXPENSE RATIOS. Following the Reorganization, the expense ratio for the AXP Fund is expected to be lower than the expense ratio of the Strategist Fund. The Reorganization is expected to eliminate or reduce costs associated with maintaining separate funds, including costs of separate audits, printing costs and blue sky fees. The Strategist Fund has been unable to attract sufficient assets to operate effectively without significant expense subsidization. Since commencement of operations, AEFC has been waiving a portion of its fees. AEFC has committed to continue capping fees through the end of the 2000 fiscal year for the Strategist Fund, although waivers can be discontinued at any time after that. AEFC does not expect to waive fees indefinitely and, without continued fee waivers or growth in assets, the Strategist Fund's expense ratios would likely exceed those of many other funds with similar investment objectives. This could have an adverse impact on the Strategist Fund's performance. As a result, it is possible that the Strategist Fund's asset base will decline and the Strategist Fund's expense ratio will rise even higher as fixed costs are spread over a shrinking asset base.

    The AXP Fund, on the other hand, has achieved viable size. Certain fixed shareholder expenses (such as accounting fees, printing costs and blue sky expenses) are expected to be lower for the AXP fund than they would be for the Strategist Fund if AEFC discontinued waiving fees. Thus, Strategist Fund shareholders will experience lower per share fixed costs by holding AXP Fund shares than they would if they continued to hold shares in the Strategist Fund. Expense ratios for each of the Funds for the last fiscal year are shown under the heading "Fees and Expenses".

- POTENTIAL BENEFITS TO AEFC AND ITS AFFILIATES. Although not a reason for approving the Reorganization, as part of its deliberations the Board also considered the potential benefits from the Reorganization that could be realized by AEFC and its affiliates. The Board recognized that the potential benefits to AEFC consist principally of the elimination of expenses incurred in duplicative efforts to administer two separate funds. AEFC also will benefit to the extent it no longer waives its fees. The Board also noted, however, that shareholders of the Strategist Funds will benefit directly from any decrease in overall operating ratios resulting from the proposed Reorganization.

- COSTS. The Board considered the fact that AEFC has agreed to bear the costs of effecting the Reorganization.

- ALTERNATIVE SOLUTIONS. The Board determined that the Reorganization provided greater benefits to shareholders than other options, such as the liquidation of the Strategist Fund. Liquidating the Strategist Fund would require most shareholders, subject to federal income taxation, to recognize either gains or losses in the current tax year when many shareholders might prefer to defer those gains or losses. Another alternative, a voluntary exchange into the corresponding AXP Fund, generally also would require shareholders to recognize a gain or loss for tax purposes. The Reorganization, on the other hand, is expected to be achieved on a tax-free basis resulting in a deferral of any gain or loss for federal income tax purposes. Any shareholder who does not want to participate in the Reorganization may redeem shares. This would be a taxable event for the shareholder similar to what would happen if the Strategist Fund was liquidated.

BOARDS' DETERMINATION. After considering the factors described above and other relevant information, at a meeting held on March 10, 2000, the Strategist Fund Board members, including a majority of the Independent Directors, found that participation in the Reorganization is in the best interests of the Strategist Fund and that the interests of existing shareholders of the Fund will not be diluted as a result of the Reorganization. The Independent Directors were advised, in their deliberations, by special counsel as to their fiduciary duties under state law and the Investment Company Act of 1940 (the "1940 Act"), and met separately on a number of occasions with counsel prior to approving the Reorganization. In addition, AEFC agreed that, following the Reorganization, it will provide the Independent Directors with the same level of indemnification for their actions as directors of the Fund as is currently provided by the Fund.

The Board of Directors of the AXP Fund approved the Agreement at a meeting held on March 8-9, 2000. The Board members considered the terms of the Agreement, the provisions intended to avoid the dilution of shareholder interests and the anticipated tax consequences of the Reorganization. The Board found that participation in the Reorganization is in the best interests of the AXP Fund and that the interests of existing shareholders of the Fund will not be diluted as a result of the Reorganization.

                     D. INFORMATION CONCERNING THE MEETING

RECOMMENDATION AND VOTE REQUIRED. The Board recommends that shareholders approve the proposed Agreement. The Agreement must be approved by a majority of the Fund's shares voted at the meeting. If the Agreement is not approved, the Board will consider what further action should be taken.

VOTING. Each share is entitled to one vote. For those of you who cannot come to the meeting, the Board is asking permission to vote for you. The shares will be voted as you instruct. Signed proxy cards returned without instructions will be voted in favor of the proposal.

All votes count toward a quorum, regardless of how they are voted (For, Against or Abstain). Broker non-votes will be counted toward a quorum but not toward the approval of the proposal. Broker non-votes are shares for which the underlying owner has not voted and the broker holding the shares does not have authority to vote.

REVOKING YOUR PROXY. If your plans change and you can attend the meeting, simply inform the Secretary at the meeting that you will be voting your shares in person. Also, if you change your mind after you vote, you may change your vote or revoke it by writing us or by sending another card.

SIMULTANEOUS MEETINGS. The meeting of your Fund will be held simultaneously with meetings of the other funds in the Strategist Fund Group. If any shareholder objects to the holding of simultaneous meetings, the shareholder may move for an adjournment of his or her Fund's meeting to a time immediately after the simultaneous meetings so that a meeting of that Fund may be held separately. If a shareholder makes this motion, the persons named as proxies will take into consideration the reasons for the objection in deciding whether to vote in favor of the adjournment.

SOLICITATION OF PROXIES. The Board is asking for your vote and for you to vote as promptly as possible. AEFC will pay the expenses for the proxy material and the postage. Supplementary solicitations may be made by mail, telephone, electronic means or personal contact. The expenses of supplementary solicitation will be paid by AEFC.

DISSENTERS' RIGHT OF APPRAISAL. Under Sections 302A.471 and 302A.473 of the Minnesota Business Corporation Act, Strategist Fund shareholders are entitled to assert dissenters' rights in connection with the Reorganization and obtain payment of the "fair value" of their shares, provided that they comply with the requirements of Minnesota law. A copy of the relevant provisions is attached as
Exhibit 2.

Notwithstanding the provisions of Minnesota law, the SEC has taken the position that use of state appraisal procedures by a mutual fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. This rule states that no mutual fund may redeem its shares other than at net asset value next computed after receipt of a request for redemption. It is the SEC's position that Rule 22c-1 supersedes appraisal provisions in state statutes.

In the interest of ensuring equal valuation for all shareholders, dissenters' rights will be determined in accordance with the SEC's interpretation. As a result, if any shareholder elects to exercise dissenters' rights under Minnesota law, the Strategist Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

OTHER BUSINESS. The Board does not know at this time of any other business to come before the meetings. If something does come up, the proxies will use their best judgment to vote for you on the matter.

ADJOURNMENT. In the event that not enough votes are received by the time scheduled for the meeting, the persons named as proxies may move for one or more adjournments of the meeting for a period of not more than 120 days in the aggregate to allow further solicitation of shareholders on the proposal. Any adjournment requires the affirmative vote of a majority of the shares present at the meeting. The persons named as proxies will vote in favor of adjournment those shares they are entitled to vote that have voted in favor of the proposals. They will vote against any adjournment those shares that have voted against any of the proposals. AEFC will pay the costs of any additional solicitation and of any adjourned meeting.

                 E. CAPITALIZATION AND OWNERSHIP OF FUND SHARES

CAPITALIZATION. The following table shows the capitalization of the Strategist Fund and the AXP Fund as of February 29, 2000 and on a pro forma basis, assuming the proposed Reorganization had taken place.

                                   TABLE E-1.
                                 CAPITALIZATION
--------------------------------------------------------------------------------

                                                    NET ASSET VALUE      SHARES
              FUND                  NET ASSETS         PER SHARE       OUTSTANDING
-----------------------------------------------------------------------------------
Strategist Balanced.............  $     1,121,480       $14.19               79,051
AXP Mutual - Class A............    2,845,139,084        11.80          241,151,956
AXP Mutual - Class A
Pro Forma.......................    2,846,260,564        11.80          241,246,997
-----------------------------------------------------------------------------------
Strategist Emerging Markets.....          838,627         5.57              150,488
AXP Emerging Markets -
Class A.........................      345,604,086         6.63           52,129,590
AXP Emerging Markets - Class A
Pro Forma.......................      346,442,713         6.63           52,256,080
-----------------------------------------------------------------------------------
Strategist Equity...............        1,268,457        33.36               38,021
AXP Stock - Class A.............    3,435,951,038        26.88          127,833,144
AXP Stock - Class A
Pro Forma.......................    3,437,219,495        26.88          127,880,334
-----------------------------------------------------------------------------------
Strategist Equity Income........          911,061         8.90              102,388
AXP Diversified Equity Income -
Class A.........................    1,753,394,316         8.06          217,495,354
AXP Diversified Equity Income -
Class A Pro Forma...............    1,754,305,377         8.06          217,608,389
-----------------------------------------------------------------------------------
Strategist Government Income....          839,068         4.55              184,345
AXP Federal Income - Class A....    1,333,443,659         4.67          285,435,290
AXP Federal Income - Class A
Pro Forma.......................    1,334,282,727         4.67          285,614,962
-----------------------------------------------------------------------------------
Strategist Growth...............       30,296,472        58.84              514,904
AXP Growth - Class A............    6,211,706,008        53.38          116,377,239
AXP Growth - Class A
Pro Forma.......................    6,242,002,480        53.38          116,944,801
-----------------------------------------------------------------------------------
Strategist Growth Trends........       29,539,340        37.92              779,012
AXP New Dimensions - Class A....   17,183,848,180        35.80          480,021,047
AXP New Dimensions - Class A
Pro Forma.......................   17,213,387,520        35.80          480,846,168
-----------------------------------------------------------------------------------
Strategist High Yield...........        1,695,722         3.73              454,423
AXP Extra Income - Class A......    2,501,563,029         3.75          667,793,439
AXP Extra Income - Class A
Pro Forma.......................    2,503,258,751         3.75          668,245,632
-----------------------------------------------------------------------------------

                                                    NET ASSET VALUE      SHARES
              FUND                  NET ASSETS         PER SHARE       OUTSTANDING
-----------------------------------------------------------------------------------
Strategist Quality Income.......  $       740,918       $ 8.68               85,385
AXP Selective - Class A.........    1,014,413,269         8.46          119,970,541
AXP Selective - Class A
Pro Forma.......................    1,015,154,187         8.46          120,058,120
-----------------------------------------------------------------------------------
Strategist Special Growth.......        1,913,631         5.99              319,504
AXP Research Opportunities -
Class A.........................      555,284,904         7.60           73,040,677
AXP Research Opportunities -
Class A Pro Forma...............      557,198,535         7.60           73,292,471
-----------------------------------------------------------------------------------
Strategist Tax-Free High
Yield...........................          785,483         4.24              185,369
AXP High Yield Tax-Exempt -
Class A.........................    4,794,230,093         4.27        1,123,660,941
AXP High Yield Tax-Exempt -
Class A Pro Forma...............    4,795,015,576         4.27        1,123,844,895
-----------------------------------------------------------------------------------
Strategist Total Return.........          868,449        12.73               68,215
AXP Managed Allocation -
Class A.........................    1,879,003,429        10.22          183,876,234
AXP Managed Allocation -
Class A Pro Forma...............    1,879,871,878        10.22          183,961,209
-----------------------------------------------------------------------------------
Strategist World Growth.........        1,093,025        11.46               95,390
AXP Global Growth - Class A.....    1,576,608,728        10.30          153,028,755
AXP Global Growth - Class A
Pro Forma.......................    1,577,701,753        10.30          153,134,874
-----------------------------------------------------------------------------------
Strategist World Income.........          597,880         5.56              107,505
AXP Global Bond - Class A.......      501,761,454         5.57           90,123,823
AXP Global Bond - Class A
Pro Forma.......................      502,359,334         5.57           90,231,162
-----------------------------------------------------------------------------------
Strategist World Technologies...        2,448,011        22.60              108,321
AXP Innovations - Class A.......       16,240,712        22.69              715,673
AXP Innovations - Class A
Pro Forma.......................       18,688,723        22.69              823,562
-----------------------------------------------------------------------------------

OWNERSHIP OF FUND SHARES. The following table provides information on shareholders who owned more than 5% of any Fund's outstanding shares as of February 29, 2000. As of that date, AEFC or its parent company, American Express Company, held more than 25% of the outstanding shares of each of the Strategist Funds. Under the 1940 Act, any person who owns more than 25% of the voting securities of a company is presumed to "control" the company. Under this definition, as shown below, AEFC and American Express are deemed to be controlling persons of the Strategist Funds. As of February 29, 2000, officers and directors of each of the Funds as a group owned less than 1% of the outstanding shares of each of the Funds.

                                   TABLE E-2.
                           OWNERSHIP OF FUND SHARES*
--------------------------------------------------------------------------------

                                                                  PERCENT OF AXP
                                                                  CLASS A SHARES
                                     NUMBER OF    PERCENT OF    HELD FOLLOWING THE
        FUND           5% OWNERS    SHARES HELD   SHARES HELD     REORGANIZATION
----------------------------------------------------------------------------------
Strategist
Balanced.............   AEFC (1)       52,033        65.8%            0.03%
AXP Mutual...........     None         --           --              --
----------------------------------------------------------------------------------
Strategist Emerging
Markets..............     AEFC        120,595        80.0%            0.19%
AXP Emerging
Markets..............     None         --           --              --
----------------------------------------------------------------------------------
Strategist Equity....     AEFC         28,661        75.4%            3.15%
AXP Stock............     None         --           --              --
----------------------------------------------------------------------------------
Strategist Equity
Income...............     AEFC         82,394        80.5%            0.04%
AXP Diversified
Equity Income........     None         --           --              --
----------------------------------------------------------------------------------
Strategist Government     AEFC        134,197        72.8%            0.05%
Income...............     (2)          17,348         9.4%              **
                          (3)          10,947         5.9%              **
AXP Federal Income...     None         --           --              --
----------------------------------------------------------------------------------
Strategist Growth....     (4)         402,401        78.2%            0.38%
AXP Growth...........     None         --           --              --
----------------------------------------------------------------------------------
Strategist Growth
Trends...............     (4)         621,855        79.8%            0.14%
AXP New Dimensions...     None         --           --              --
----------------------------------------------------------------------------------
Strategist High           AEFC        165,462        36.4%            0.03%
Yield................     (5)         123,529        27.4%            0.02%
                          (6)         104,720        23.0%            0.01%
AXP Extra Income.....     None         --           --              --
----------------------------------------------------------------------------------
Strategist Quality        AEFC         71,657        83.9%            0.06%
Income...............     (7)           5,328         6.2%              **
AXP Selective........     None         --           --              --
----------------------------------------------------------------------------------
Strategist Special
Growth...............     AEFC        163,702        51.2%            0.18%
AXP Research
Opportunities........     None         --           --              --
----------------------------------------------------------------------------------

                                                                  PERCENT OF AXP
                                                                  CLASS A SHARES
                                     NUMBER OF    PERCENT OF    HELD FOLLOWING THE
        FUND           5% OWNERS    SHARES HELD   SHARES HELD     REORGANIZATION
----------------------------------------------------------------------------------
Strategist Tax-Free       AEFC        141,173        76.2%            0.01%
High Yield...........     (8)          16,723         9.0%              **
AXP High Yield Tax-
Exempt...............     None         --           --              --
----------------------------------------------------------------------------------
Strategist Total          AEFC         58,061        85.1%            0.04%
Return...............     (9)           6,530         9.6%              **
AXP Managed
Allocation...........     None         --           --              --
----------------------------------------------------------------------------------
Strategist World          AEFC         80,173        84.0%
Growth...............     (10)          6,185         6.5%            0.06%
AXP Global Growth....     None         --           --              --
----------------------------------------------------------------------------------
Strategist World
Income...............     AEFC        101,305        94.2%            0.11%
AXP Global Bond......     None         --           --              --
----------------------------------------------------------------------------------
Strategist World
Technologies.........     AEFC        108,321         100%             100%
AXP Innovations......     AEFC        759,090         100%             100%
----------------------------------------------------------------------------------

   * For the AXP Fund, 5% ownership is shown for Class A shares.

  ** Less than 0.01%

 (1) AEFC, a Delaware corporation, is located at IDS Tower 10, Minneapolis, MN 55440-0010.

 (2) Norrine F. Baggett, 326 East Southfield Road, Shreveport, LA 71105.

 (3) Nadia Hamidian, 22 68th Street, Guttenberg, NJ 07093.

 (4) American Express Company, a Delaware corporation, the parent company of AEFC, is located at American Express Tower, World Financial Center, New York, NY 10285.

 (5) American Latvian Association in the US, Inc., 400 Hurley Ave., Rockville, MD 20850.

 (6) Latvijas Brivibas Fonds LTD, 400 Hurley Ave., Rockville, MD 20850.

 (7) Barbara B. Ismel, 328 West 86th No. 2C, New York, NY 10024.

 (8) John L. and Rosana L. Warren, 4971 Little Cub Creek Road, Evergreen, CO 80439.

 (9) Peter L. Rowe and Fredda Rosenblatt, 6887 Palm Grove Court, West Palm Beach, FL 33418.

 (10) William J. and Frances M. Russell, 1443 Creekside Court, Vienna, VA 22182.

                                   F. EXPERTS

The audited financial statements for the Strategist Fund and the AXP Fund included in or incorporated by reference in this proxy statement/ prospectus or the Statement of Additional Information, have been audited by KPMG LLP, independent auditors for the Funds, whose reports are included in the annual report. The financial statements have been incorporated in this document in reliance on KPMG's reports given on their authority as experts in auditing and accounting matters.

             G. ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES

The following table shows where in each Fund's prospectus you can find additional information about the business of the Fund.

                                   TABLE G-1.
                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                                   HEADING IN PROSPECTUS
         TYPE OF INFORMATION              STRATEGIST FUND             AXP FUND
-------------------------------------------------------------------------------------
Investment objective                   Goal                    Goal
-------------------------------------------------------------------------------------
Principal investment strategies        Investment Strategy     Investment Strategy
-------------------------------------------------------------------------------------
Principal risks                        Risks                   Risks
-------------------------------------------------------------------------------------
Fee table                              Fees and Expenses       Fees and Expenses
-------------------------------------------------------------------------------------
Management                             Management              Management
-------------------------------------------------------------------------------------
Fund share price                       Valuing Fund Shares     Valuing Fund Shares
-------------------------------------------------------------------------------------
Buying and selling fund shares         Purchasing Shares;      Purchasing Shares;
                                       Exchanging/Selling      Exchanging/Selling
                                       Shares                  Shares
-------------------------------------------------------------------------------------
Distributions and taxes                Distributions and       Distributions and
                                       Taxes                   Taxes
-------------------------------------------------------------------------------------
Financial highlights                   Financial Highlights    Financial Highlights
-------------------------------------------------------------------------------------

                                   TABLE G-2.
                            DATES OF FUND DOCUMENTS
--------------------------------------------------------------------------------

                                                                        SEMI-ANNUAL
                                                          ANNUAL          REPORT
                                                          REPORT      (IF APPLICABLE)
                                PROSPECTUS     SAI      (FOR PERIOD     (FOR PERIOD
             FUND                (DATED)     (DATED)      ENDED)          ENDED)
-------------------------------------------------------------------
Strategist Balanced...........   11/29/99    11/29/99    9/30/99            NA
AXP Mutual....................   11/29/99    11/29/99    9/30/99            NA
-------------------------------------------------------------------------------------
Strategist Equity.............   11/29/99    11/29/99    9/30/99            NA
AXP Stock.....................   11/29/99    11/29/99    9/30/99            NA
-------------------------------------------------------------------------------------
Strategist Equity Income......   11/29/99    11/29/99    9/30/99            NA
AXP Diversified Equity
Income........................   11/29/99    11/29/99    9/30/99            NA
-------------------------------------------------------------------------------------
Strategist Emerging Markets...   12/30/99    12/30/99    10/31/99           NA
AXP Emerging Markets..........   12/30/99    12/30/99    10/31/99           NA
-------------------------------------------------------------------------------------
Strategist Government Income..   7/30/99     7/30/99     5/31/99         11/30/99
AXP Federal Income............   7/30/99     7/30/99     5/31/99         11/30/99
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Strategist Growth.............   9/29/99     9/29/99     7/31/99          1/31/00
AXP Growth....................   9/29/99     9/29/99     7/31/99          1/31/00
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Strategist Growth Trends......   9/29/99     9/29/99     7/31/99          1/31/00
AXP New Dimensions............   9/29/99     9/29/99     7/31/99          1/31/00
-------------------------------------------------------------------------------------
Strategist High Yield.........   7/30/99     7/30/99     5/31/99         11/30/99
AXP Extra Income..............   7/30/99     7/30/99     5/31/99         11/30/99
-------------------------------------------------------------------------------------
Strategist Quality Income.....   7/30/99     7/30/99     5/31/99         11/30/99
AXP Selective.................   7/30/99     7/30/99     5/31/99         11/30/99
-------------------------------------------------------------------------------------
Strategist Special Growth.....   9/29/99     9/29/99     7/31/99          1/31/00
AXP Research Opportunities....   9/29/99     9/29/99     7/31/99          1/31/00
-------------------------------------------------------------------------------------
Strategist Tax-Free High
Yield.........................   1/28/00     1/28/00     11/30/99           NA
AXP High Yield Tax-Exempt.....   1/28/00     1/28/00     11/30/99           NA
-------------------------------------------------------------------------------------
Strategist Total Return.......   11/29/99    11/29/99    9/30/99            NA
AXP Managed Allocation........   11/29/99    11/29/99    9/30/99            NA
-------------------------------------------------------------------------------------
Strategist World Growth.......   12/30/99    12/30/99    10/31/99           NA
AXP Global Growth.............   12/30/99    12/30/99    10/31/99           NA
-------------------------------------------------------------------------------------
Strategist World Income.......   12/30/99    12/30/99    10/31/99           NA
AXP Global Bond...............   12/30/99    12/30/99    10/31/99           NA
-------------------------------------------------------------------------------------
Strategist World
Technologies..................   12/30/99    12/30/99    10/31/99           NA
AXP Innovations...............   3/15/00     3/15/00     10/31/99           NA
-------------------------------------------------------------------------------------

Each Fund is subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and files reports, proxy materials and other information with the SEC. These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C., the Midwest Regional Office of the SEC at 500 West Madison Street, Suite 400, Chicago, Illinois 60611, and the Northeast Regional Office of the SEC at 7 World Trade Center, Suite 1300, New York, New York 10048. Copies of these materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates. In addition, copies of these documents may be viewed on-line or downloaded from the SEC's website at http://www.sec.gov.

                                                                       EXHIBIT 1

                                    FORM OF
                      AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization dated as of March 10, 2000 (the "Agreement") is between Strategist Growth and Income Fund, Inc. (the "Strategist Corporation"), a Minnesota corporation, on behalf of Strategist Balanced Fund (the "Acquired Fund"), a series of capital stock of the Strategist Corporation, and AXP Investment Series, Inc. (the "AXP Corporation"), a Minnesota corporation, on behalf of AXP Mutual (the "Acquiring Fund"), a series of capital stock of the AXP Corporation. The Acquired Fund and the Acquiring Fund are feeder funds investing in a single master trust.

In consideration of the mutual promises, the parties agree as follows:

1. SHAREHOLDER APPROVAL

  The Acquired Fund will call a meeting of its shareholders for the purpose of approving the Agreement and the transactions it contemplates (the "Reorganization"). The Acquiring Fund agrees to furnish data and information, as reasonably requested, for the proxy statement to be furnished to shareholders of the Acquired Fund.

2. REORGANIZATION

  a. Plan of Reorganization. At the closing, the Strategist Corporation will convey all of the assets of the Acquired Fund to the Acquiring Fund. The Acquiring Fund will assume all liabilities of the Acquired Fund, reflected on an unaudited statement of assets and liabilities, as of the Closing. At the Closing, the AXP Corporation will deliver Class A shares of the Acquiring Fund, including fractional shares, to the Strategist Corporation. The number of shares will be determined by dividing the value of the net assets of the Acquired Fund, computed as described in paragraph 3(a), by the net asset value of one share of the Acquiring Fund, computed as described in paragraph 3(b). The Acquired Fund will not pay a sales charge on the receipt of Acquiring Fund shares in exchange for the assets of the Acquired Fund. In addition, the shareholders of the Acquired Fund will not pay a sales charge on distribution to them of Class A shares of the Acquiring Fund.

  b. Closing and Effective Time of the Reorganization. The Reorganization and all related acts necessary to complete the Reorganization (the

  "Closing") will occur on the first day on which the New York Stock Exchange (the "NYSE") is open for business following approval of shareholders of the Acquired Fund and receipt of all necessary regulatory approvals, or such later date as the parties may agree.

3. VALUATION OF NET ASSETS

  a. The value of the net assets of the Acquired Fund will be computed as of the close of regular trading on the NYSE on the day of Closing (the "Valuation Date") using the valuation procedures in the Acquiring Fund's prospectus.

  b. The net asset value per share of Class A shares of the Acquiring Fund will be determined as of the close of regular trading on the NYSE on the Valuation Date, using the valuation procedures in the Acquiring Fund's prospectus.

  c. At the Closing, the Acquired Fund will provide the Acquiring Fund with a copy of the computation showing the valuation of the Acquired Fund's net assets on the Valuation Date. The Acquiring Fund will provide the Acquired Fund with a copy of the computation showing the determination of the net asset value per share of Class A shares of the Acquiring Fund on the Valuation Date. Both computations will be certified by an officer of American Express Financial Corporation.

4. LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND

  a. As soon as practicable after the Valuation Date, the Strategist Corporation will liquidate the Acquired Fund and distribute Class A shares of the Acquiring Fund to the Acquired Fund's shareholders of record. The Acquiring Fund will establish shareholder accounts in the names of each Acquired Fund shareholder, representing the respective pro rata number of full and fractional shares of the Acquiring Fund due to each shareholder. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Strategist Corporation. Shareholder accounts will be established by the Acquiring Fund or its transfer agent in accordance with instructions from the Strategist Corporation.

  b. Immediately after the Valuation Date, the share transfer books of the Strategist Corporation relating to the Acquired Fund will be closed and no further transfer of shares will be made.

  c. Promptly after the distribution, the Acquiring Fund or its transfer agent will notify each shareholder of the Acquired Fund of the number of Class A shares distributed to the shareholder and confirm the registration in the shareholder's name.

  d. As promptly as practicable after the liquidation of the Acquired Fund, and in no event later than twelve months from the date of the Closing, the Acquired Fund will be dissolved.

5. REPRESENTATIONS, WARRANTIES AND COVENANTS OF THE AXP CORPORATION ON BEHALF OF THE ACQUIRING FUND

  The AXP Corporation represents and warrants to the Strategist Corporation as follows:

  a. Organization, Existence, etc. The AXP Corporation is a corporation duly organized, validly existing and in good standing under the laws of the State of Minnesota and has the power to carry on its business as it is now being conducted.

  b. Registration as Investment Company. The Acquiring Fund is a series of the AXP Corporation, registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, management investment company.

  c. Capitalization. The Acquiring Fund has authorized capital of 10,000,000,000 shares of common stock, par value $0.01 per share. All of the outstanding shares have been duly authorized and are validly issued, fully paid and non-assessable. Since the Acquiring Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

  d. Financial Statements. The audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Acquiring Fund Financial Statements"), fairly present the financial position of the Acquiring Fund, and the results of its operations and changes in its net assets for the periods shown.

  e. Shares to be Issued Upon Reorganization. The shares to be issued in connection with the Reorganization will be duly authorized and, at the time of the Closing, will be validly issued, fully paid and non-assessable.

  f. Authority Relative to the Agreement. The AXP Corporation has the power to enter into and carry out the obligations described in this

  Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors and no other proceedings by the AXP Corporation or the Acquiring Fund are necessary.

  g. No Violation. The AXP Corporation is not in violation of its Articles of Incorporation or By-Laws (the "Articles") or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with, or constitute a breach of, any material contract or other instrument to which the Acquiring Fund is subject. Nor will the transactions result in any violation of the provisions of the Articles or any law, administrative regulation or administrative or court decree applicable to the Acquiring Fund.

  h. Liabilities. There are no liabilities of the Acquiring Fund other than:

  - liabilities disclosed in the Acquiring Fund Financial Statements

  - liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or

  - liabilities previously disclosed to the Strategist Corporation, none of which has been materially adverse to the business, assets or results of operation of the Acquiring Fund.

  i. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Acquiring Fund, threatened, that would materially and adversely affect the Acquiring Fund, its financial condition or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and is not a party to or subject to the provisions of any order, decree or judgment.

  j. Contracts. Except for contracts and agreements previously disclosed to the Strategist Corporation, the Acquiring Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

  k. Taxes. The federal tax returns of the Acquiring Fund have been filed for all taxable years since commencement of its operations. The Acquiring Fund has qualified and will qualify as a regulated investment company under the Internal Revenue Code with respect to each taxable year since commencement of its operations.

  l. Registration Statement. The Acquiring Fund will file a registration statement on Form N-14 (the "Registration Statement") with the Securities and Exchange Commission under the Securities Act of 1933 (the "1933 Act") relating to the shares to be issued in the Reorganization. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting and at the Closing, the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, none of the representations and warranties in this subsection apply to statements in, or omissions from, the Registration Statement made in reliance on information furnished by the Strategist Corporation for use in the Registration Statement.

6. REPRESENTATIONS, WARRANTIES AND COVENANTS OF THE STRATEGIST CORPORATION ON BEHALF OF THE ACQUIRED FUND

  The Strategist Corporation represents and warrants to the AXP Corporation as follows:

  a. Organization, Existence, etc. The Strategist Corporation is a corporation duly organized, validly existing and in good standing under the laws of the State of Minnesota and has the power to carry on its business as it is now being conducted.

  b. Registration as Investment Company. The Acquired Fund is a series of the Strategist Corporation, registered under the 1940 Act as an open-end, management investment company.

  c. Capitalization. The Acquired Fund has authorized capital of 10,000,000,000 shares of common stock, par value $0.01 per share. All of the outstanding shares have been duly authorized and are validly issued, fully paid and non-assessable. Since the Acquired Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

  d. Financial Statements. The audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any, (the "Acquired Fund Financial Statements") fairly present the financial position of the Acquired Fund, and the results of its operations and changes in its net assets for the periods shown.

  e. Authority Relative to the Agreement. The Strategist Corporation has the power to enter into and to carry out its obligations under this Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors and no other proceedings by the Strategist Corporation or the Acquired Fund are necessary.

  f. No Violation. The Strategist Corporation is not in violation of its Articles or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with or constitute a breach of, any material contract to which the Acquired Fund is subject. Nor will the transactions result in any violation of the provisions of the Articles or any law, administrative regulation or administrative or court decree applicable to the Acquired Fund.

  g. Liabilities. There are no liabilities of the Acquired Fund other than:

  - liabilities disclosed in the Acquired Fund Financial Statements

  - liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or

  - liabilities previously disclosed to the AXP Corporation, none of which has been materially adverse to the business, assets or results of operation of the Acquired Fund.

  h. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Acquired Fund, threatened, that would materially and adversely affect the Acquired Fund, its financial condition or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and is not a party to or subject to the provisions of any order, decree or judgment.

  i. Contracts. Except for contracts and agreements previously disclosed to the AXP Corporation, the Acquired Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

  j. Taxes. The federal tax returns of the Acquired Fund have been filed for all taxable years since commencement of its operations. The Acquired Fund has qualified and will qualify as a regulated investment company under the Internal Revenue Code with respect to each taxable year since commencement of its operations.

  k. Fund Securities. All securities listed in the schedule of investments of the Acquired Fund as of the Closing will be owned by the Acquired

  Fund free and clear of any encumbrances, except as indicated in the schedule.

  l. Registration Statement. The Acquired Fund will cooperate with the Acquiring Fund and will furnish information relating to the Strategist Corporation and the Acquired Fund required in the Registration Statement. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting and at the Closing, the Registration Statement, as it relates to the Strategist Corporation or the Acquired Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, the representations and warranties in this subsection apply only to statements in or omissions from the Registration Statement made in reliance upon information furnished by the Strategist Corporation for use in the Registration Statement.

7. CONDITIONS TO OBLIGATIONS OF THE AXP CORPORATION

  The obligations of the AXP Corporation with respect to the Reorganization are subject to the satisfaction of the following conditions:

  a. Shareholder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the outstanding shares of common stock of the Acquired Fund.

  b. Representations, Warranties and Agreements. The Strategist Corporation and the Acquired Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the Strategist Corporation will provide a certificate to the AXP Corporation confirming that, as of the Closing, the representations and warranties set forth in Section 6 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the Acquired Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Strategist Corporation, and delivered to the AXP Corporation on or prior to the last business day before the Closing.

  c. Regulatory Approvals.

  - The Registration Statement referred to in Section 5(l) will be effective and no stop orders under the 1933 Act will have been issued.

  - All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

  d. Tax Opinion. The AXP Corporation will have received the opinion of Ropes & Gray dated as of the Closing, as to the federal income tax consequences of the Reorganization to the Acquiring Fund and its shareholders. For purposes of rendering their opinion, Ropes & Gray may rely, as to factual matters, upon the statements made in this Agreement, the proxy statement which will be distributed to the shareholders of the Acquired Fund, and other written representations as an officer of the Strategist Corporation and the AXP Corporation, respectively will have verified as of Closing. The opinion of Ropes & Gray will be to the effect that: (i) neither the Acquired Fund nor the Acquiring Fund will recognize any gain or loss upon the transfer of the assets of the Acquired Fund to, and assumption of its liabilities by, the Acquiring Fund in exchange for shares of the Acquiring Fund and upon the distribution of the shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund; (ii) the shareholders of the Acquired Fund who receive shares of the Acquiring Fund in the Reorganization will not recognize any gain or loss on the exchange of their shares of the Acquired Fund for the shares of the Acquiring Fund; (iii) the holding period and the basis of the shares received by the Acquired Fund shareholders will be the same as the holding period and the basis of the shares of the Acquired Fund surrendered in the exchange; (iv) the holding period and the basis of the assets acquired by the Acquiring Fund will be the same as the holding period and the basis of the assets to the Acquired Fund immediately prior to the Reorganization.

  e. Opinion of Counsel. The AXP Corporation will have received an opinion of counsel for the Acquired Fund, dated as of the Closing, to the effect that:
  (i) the Strategist Corporation is a corporation duly organized and validly existing under the laws of the state of Minnesota; (ii) the Acquired Fund is a series of the Strategist Corporation, an open-end investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization have been duly authorized and approved by all requisite action of the Strategist Corporation and the Acquired Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, the Acquired Fund.

  f. Declaration of Dividend. The Strategist Corporation will have declared a dividend with respect to the Acquired Fund which, together with all previous dividends, will have the effect of distributing to the Acquired Fund's shareholders all of the Acquired Fund's investment company taxable income for the taxable years ending on or prior to the Closing (computed without regard to deduction for dividends paid) and all of its net capital gain realized in taxable years ending on or prior to the Closing (after reduction for capital loss carry forward).

8. CONDITIONS TO OBLIGATIONS OF THE STRATEGIST CORPORATION

  The obligations of the Strategist Corporation with respect to the Reorganization are subject to the satisfaction of the following conditions:

  a. Shareholder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the outstanding shares of common stock of the Acquired Fund.

  b. Representations, Warranties and Agreements. The Acquiring Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the AXP Corporation will provide a certificate to the Strategist Corporation confirming that, as of the Closing, the representations and warranties set forth in Section 5 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the Acquiring Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the AXP Corporation, and delivered to the Strategist Corporation on or prior to the last business day before the Closing.

  c. Regulatory Approvals.

  - The Registration Statement referred to in Section 5(l) will be effective and no stop orders under the 1933 Act will have been issued.

  - All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

  d. Tax Opinion. The Strategist Corporation will have received the opinion of Ropes & Gray dated as of the Closing, as to the federal income tax consequences of the Reorganization to the Acquired Fund and its shareholders. For purposes of rendering their opinion, Ropes & Gray may rely, as to factual matters, upon the statements made in this Agreement, the proxy statement which will be distributed to the shareholders of the Acquired Fund, and other written representations as an officer of the Strategist Corporation and the AXP Corporation, respectively will have verified as of Closing. The opinion of Ropes & Gray will be to the effect that: (i) neither the Acquired Fund nor the Acquiring Fund will recognize any gain or loss upon the transfer of the assets of the Acquired Fund to, and assumption of its liabilities by, the Acquiring

  Fund in exchange for shares of the Acquiring Fund and upon the distribution of the shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund; (ii) the shareholders of the Acquired Fund who receive shares of the Acquiring Fund in the Reorganization will not recognize any gain or loss on the exchange of their shares of the Acquired Fund for the shares of the Acquiring Fund; (iii) the holding period and the basis of the shares received by the Acquired Fund shareholders will be the same as the holding period and the basis of the shares of the Acquired Fund surrendered in the exchange; (iv) the holding period and the basis of the assets acquired by the Acquiring Fund will be the same as the holding period and the basis of the assets to the Acquired Fund immediately prior to the Reorganization.

  e. Opinion of Counsel. The Strategist Corporation will have received the opinion of counsel for the Acquiring Fund, dated as of the Closing, to the effect that: (i) the AXP Corporation is a corporation duly organized and validly existing under the laws of the state of Minnesota; (ii) the Acquiring Fund is a series of the AXP Corporation, an open-end investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization have been authorized and approved by all requisite action of the AXP Corporation and the Acquiring Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, the AXP Corporation; and
  (iv) the shares to be issued in the Reorganization are duly authorized and upon issuance in accordance with this Agreement will be validly issued, fully paid and non-assessable shares of the Acquiring Fund.

9. AMENDMENT; TERMINATION; NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

  a. This Agreement may be amended in writing if authorized by the respective Boards of Directors. The Agreement may be amended at any time before or after approval by the shareholders of the Acquired Fund, but after shareholder approval, no amendment shall be made that substantially changes the terms of paragraphs 2 or 3.

  b. At any time prior to the Closing, any of the parties may waive in writing
  (i) any inaccuracies in the representations and warranties made to it and (ii) compliance with any of the covenants or conditions made for its benefit.

  c. The Strategist Corporation may terminate this Agreement at any time prior to the Closing by notice to the AXP Corporation if a material condition to its performance or a material covenant of the AXP Corporation is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the AXP Corporation and is not cured.

  d. The AXP Corporation may terminate this Agreement at any time prior to the Closing by notice to the Strategist Corporation if a material condition to its performance or a material covenant of the Strategist Corporation is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the Strategist Corporation and is not cured.

  e. This Agreement may be terminated by any party at any time prior to the Closing, whether before or after approval by the shareholders of the Acquired Fund, without any liability on the part of either party or its respective directors, officers, or shareholders, on written notice to the other party, and shall be terminated without liability as of the close of business on December 31, 2000, or a later date agreed upon by the parties, if the Closing is not on or prior to that date.

  f. The representations, warranties and covenants contained in this Agreement, or in any document delivered in connection with this Agreement, will survive the Reorganization.

10. EXPENSES

  The expenses of the reorganization, whether or not the Reorganization is completed, will be borne by American Express Financial Corporation.

11. GENERAL

  a. Headings. The headings contained in this Agreement are for reference purposes only and will not affect the meaning or interpretation of this Agreement. Nothing in this Agreement is intended to confer upon any other person any rights or remedies by reason of this Agreement.

  b. Governing Law. This Agreement will be governed by the laws of the state of Minnesota.

12. INDEMNIFICATION

  Each party will indemnify and hold the other and its officers and directors (each an "Indemnitee") harmless from and against any liability or other cost and expense, in connection with the defense or disposition of any action, suit, or other proceeding, before any court or administrative or investigative body in which the Indemnitee may be involved as a party, with respect to actions taken under this Agreement. However, no Indemnitee will be indemnified against any liability or expense arising by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Indemnitee's position.

IN WITNESS WHEREOF, each of the parties has caused this Agreement to be signed.

Strategist Growth and Income Fund, Inc.
    on behalf of Strategist Balanced Fund

By   /s/ James A. Mitchell
     ------------------------
     James A. Mitchell
     President

AXP Investment Series, Inc.
    on behalf of AXP Mutual

By   /s/ Leslie L. Ogg
     ------------------------
     Leslie L. Ogg
     Vice President

The undersigned is a party to this Agreement for the purposes of Sections 3c and 10 only.

American Express Financial Corporation

By   /s/ Pamela J. Moret
     ------------------------
     Pamela J. Moret
     Senior Vice President

                                                                       EXHIBIT 2

                       MINNESOTA BUSINESS CORPORATION ACT
                         SECTIONS 302A.471 AND 302A.473

Minnesota law requires that we provide you with a copy of the state law on dissenters' rights. Notwithstanding the provisions of the law set out below, the SEC has taken the position that use of state appraisal procedures by a registered mutual fund such as the Strategist Fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. As a result, if any shareholder elects to exercise dissenters' rights under Minnesota law, the Strategist Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

302A.471. RIGHTS OF DISSENTING SHAREHOLDERS

SUBDIVISION 1. ACTIONS CREATING RIGHTS. A shareholder of a corporation may dissent from, and obtain payment for the fair value of the shareholder's shares in the event of, any of the following corporate actions:

(a) An amendment of the articles that materially and adversely affects the rights or preferences of the shares of the dissenting shareholder in that it:

    (1) alters or abolishes a preferential right of the shares;

    (2) creates, alters, or abolishes a right in respect of the redemption of the shares, including a provision respecting a sinking fund for the redemption or repurchase of the shares;

    (3) alters or abolishes a preemptive right of the holder of the shares to acquire shares, securities other than shares, or rights to purchase shares or securities other than shares;

    (4) excludes or limits the right of a shareholder to vote on a matter, or to cumulate votes, except as the right may be excluded or limited through the authorization or issuance of securities of an existing or new class or series with similar or different voting rights; except that an amendment to the articles of an issuing public corporation that provides that section 302A.671 does not apply to a control share acquisition does not give rise to the right to obtain payment under this section;

(b) A sale, lease, transfer, or other disposition of all or substantially all of the property and assets of the corporation, but not including a transaction permitted without shareholder approval in section 302A.661, subdivision 1, or a disposition in dissolution described in section 302A.725, subdivision 2, or a disposition pursuant to an order of a court, or a disposition for cash on terms requiring that all or substantially all of the net proceeds of disposition be distributed to the shareholders in accordance with their respective interests within one year after the date of disposition;

(c) A plan of merger, whether under this chapter or under chapter 322B, to which the corporation is a party, except as provided in subdivision 3;

(d) A plan of exchange, whether under this chapter or under chapter 322B, to which the corporation is a party as the corporation whose shares will be acquired by the acquiring corporation, if the shares of the shareholder are entitled to be voted on the plan; or

(e) Any other corporate action taken pursuant to a shareholder vote with respect to which the articles, the bylaws, or a resolution approved by the board directs that dissenting shareholders may obtain payment for their shares.

SUBDIVISION 2. BENEFICIAL OWNERS.

(a) A shareholder shall not assert dissenters' rights as to less than all of the shares registered in the name of the shareholder, unless the shareholder dissents with respect to all the shares that are beneficially owned by another person but registered in the name of the shareholder and discloses the name and address of each beneficial owner on whose behalf the shareholder dissents. In that event, the rights of the dissenter shall be determined as if the shares as to which the shareholder has dissented and the other shares were registered in the names of different shareholders.

(b) The beneficial owner of shares who is not the shareholder may assert dissenters' rights with respect to shares held on behalf of the beneficial owner, and shall be treated as a dissenting shareholder under the terms of this section and section 302A.473, if the beneficial owner submits to the corporation at the time of or before the assertion of the rights a written consent of the shareholder.

SUBDIVISION 3. RIGHTS NOT TO APPLY.

(a) Unless the articles, the bylaws, or a resolution approved by the board otherwise provide, the right to obtain payment under this section does not apply to a shareholder of the surviving corporation in a merger, if the shares of the shareholder are not entitled to be voted on the merger.

(b) If a date is fixed according to section 302A.445, subdivision 1, for the determination of shareholders entitled to receive notice of and to vote on an action described in subdivision 1, only shareholders as of the date fixed, and beneficial owners as of the date fixed who hold through shareholders, as provided in subdivision 2, may exercise dissenters' rights.

SUBDIVISION 4. OTHER RIGHTS. The shareholders of a corporation who have a right under this section to obtain payment for their shares do not have a right at law or in equity to have a corporate action described in subdivision 1 set aside or rescinded, except when the corporate action is fraudulent with regard to the complaining shareholder or the corporation.

302A.473. PROCEDURES FOR ASSERTING DISSENTERS' RIGHTS
SUBDIVISION 1. DEFINITIONS.

(a) For purposes of this section, the terms defined in this subdivision have the meanings given them.

(b) "Corporation" means the issuer of the shares held by a dissenter before the corporate action referred to in section 302A.471, subdivision 1 or the successor by merger of that issuer.

(c) "Fair value of the shares" means the value of the shares of a corporation immediately before the effective date of the corporate action referred to in section 302A.471, subdivision 1.

(d) "Interest" means interest commencing five days after the effective date of the corporate action referred to in section 302A.471, subdivision 1, up to and including the date of payment, calculated at the rate provided in section 549.09 for interest on verdicts and judgments.

SUBDIVISION 2. NOTICE OF ACTION. If a corporation calls a shareholder meeting at which any action described in section 302A.471, subdivision 1 is to be voted upon, the notice of the meeting shall inform each shareholder of the right to dissent and shall include a copy of section 302A.471 and this section and a brief description of the procedure to be followed under these sections.

SUBDIVISION 3. NOTICE OF DISSENT. If the proposed action must be approved by the shareholders, a shareholder who is entitled to dissent under section 302A.471 and who wishes to exercise dissenters' rights must file with the corporation before the vote on the proposed action a written notice of intent to demand the fair value of the shares owned by the shareholder and must not vote the shares in favor of the proposed action.

SUBDIVISION 4. NOTICE OF PROCEDURE; DEPOSIT OF SHARES.

(a) After the proposed action has been approved by the board and, if necessary, the shareholders, the corporation shall send to all shareholders who have complied with subdivision 3 and to all shareholders entitled to dissent if no shareholder vote was required, a notice that contains:

    (1) The address to which a demand for payment and certificates of certificated shares must be sent in order to obtain payment and the date by which they must be received;

    (2) Any restrictions on transfer of uncertificated shares that will apply after the demand for payment is received;

    (3) A form to be used to certify the date on which the shareholder, or the beneficial owner on whose behalf the shareholder dissents, acquired the shares or an interest in them and to demand payment; and

    (4) A copy of section 302A.471 and this section and a brief description of the procedures to be followed under these sections.

(b) In order to receive the fair value of the shares, a dissenting shareholder must demand payment and deposit certificated shares or comply with any restrictions on transfer of uncertificated shares within 30 days after the notice required by paragraph (a) was given, but the dissenter retains all other rights of a shareholder until the proposed action takes effect.

SUBDIVISION 5. PAYMENT; RETURN OF SHARES.

(a) After the corporate action takes effect, or after the corporation receives a valid demand for payment, whichever is later, the corporation shall remit to each dissenting shareholder who has complied with subdivisions 3 and 4 the amount the corporation estimates to be the fair value of the shares, plus interest, accompanied by:

    (1) The corporation's closing balance sheet and statement of income for a fiscal year ending not more than 16 months before the effective date of the corporate action, together with the latest available interim financial statements;

    (2) An estimate by the corporation of the fair value of the shares and a brief description of the method used to reach the estimate; and

    (3) A copy of section 302A.471 and this section, and a brief description of the procedure to be followed in demanding supplemental payment.

(b) The corporation may withhold the remittance described in paragraph (a) from a person who was not a shareholder on the date the action dissented from was first announced to the public or who is dissenting on behalf of a person who was not a beneficial owner on that date. If the dissenter has complied with subdivisions 3 and 4, the corporation shall forward to the dissenter the materials described in paragraph (a), a statement of the reason for withholding the remittance, and an offer to pay to the dissenter the amount listed in the materials if the dissenter agrees to accept that amount in full satisfaction. The dissenter may decline the offer and demand payment under subdivision 6. Failure to do so entitled the dissenter only to the amount offered. If the dissenter makes demand, subdivision 7 and 8 apply.

(c) If the corporation fails to remit payment within 60 days of the deposit of certificates or the imposition of transfer restrictions on uncertificated shares, it shall return all deposited certificates and cancel all transfer restrictions. However, the corporation may again give notice under subdivision 4 and require deposit or restrict transfer at a later time.

SUBDIVISION 6. SUPPLEMENTAL PAYMENT; DEMAND. If a dissenter believes that the amount remitted under subdivision 5 is less than the fair value of the shares plus interest, the dissenter may give written notice to the corporation of the dissenter's own estimate of the fair value of the shares, plus interest, within 30 days after the corporation mails the remittance under subdivision 5, and demand payment of the difference. Otherwise, a dissenter is entitled only to the amount remitted by the corporation.

SUBDIVISION 7. PETITION; DETERMINATION. If the corporation receives a demand under subdivision 6, it shall, within 60 days after receiving the demand, either pay to the dissenter the amount demanded or agreed to by the dissenter after discussion with the corporation or file in a court a petition requesting that the court determine the fair value of the shares, plus interest. The petition shall be filed in the county in which the registered office of the corporation is located, except that a surviving foreign corporation that receives a demand relating to the shares of a constituent domestic corporation shall file the petition in the county in this state in which the last registered office of the constituent corporation was located. The petition shall name as parties all dissenters who have demanded payment under subdivision 6 and who have not reached agreement with the corporation. The corporation shall, after filing the petition, serve all parties with a summons and copy of the petition under the rules of civil procedure. Nonresidents of this state may be served by registered or certified mail or by publication as provided by law. Except as otherwise provided, the rules of civil procedures apply to this proceeding. The jurisdiction of the court is plenary and exclusive. The court may appoint appraisers, with powers and authorities the court deems proper, to receive evidence on and recommend the amount of the fair value of the shares. The court shall determine whether the shareholder or shareholders in question have fully complied with the requirements of this section, and shall determine the fair value of the shares, taking into account any and all factors the court finds relevant, computed by any method or combination of methods that the court, in its discretion, sees fit to use, whether or not used by the corporation or by a dissenter. The fair value of the shares as determined by the court is binding on all shareholders, wherever located. A dissenter is entitled to judgment in cash for the amount by which the fair value of the shares as determined by the court, plus interest, exceeds the amount, if any, remitted under subdivision 5, but shall not be liable to the corporation for the amount, if any, by which the amount, if any, remitted to the dissenter under subdivision 5 exceeds the fair value of the shares as determined by the court, plus interest.

SUBDIVISION 8. COSTS; FEES; EXPENSES.

(a) The court shall determine the costs and expenses of a proceeding under subdivision 7, including the reasonable expenses and compensation of any appraisers appointed by the court, and shall assess those costs and expenses against the corporation, except that the court may assess part or all of those costs and expenses against a dissenter whose action in demanding payment under subdivision 6 is found to be arbitrary, vexatious, or not in good faith.

(b) If the court finds that the corporation has failed to comply substantially with this section, the court may assess all fees and expenses of any experts or attorneys as the court deems equitable. These fees and expenses may also be assessed against a person who has acted arbitrarily, vexatiously, or not in good faith in bringing the proceeding, and may be awarded to a party injured by those actions.

(c) The court may award, in its discretion, fees and expenses to an attorney for the dissenters out of the amount awarded to the dissenters, if any.

AXPSM
Growth Fund


PROSPECTUS
 Sept. 29, 1999

American
  Express(R)
Funds

AXP Growth Fund seeks to provide shareholders with long-term capital growth. Please note that this Fund:

o    is not a bank deposit

o    is not federally insured

o    is not endorsed by any bank or government agency

o    is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AMERICAN EXPRESS (logo)

Table of Contents

TAKE A CLOSER LOOK AT:
The Fund                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  4p
Past Performance                       5p
Fees and Expenses                      7p
Management                             8p
Buying and Selling Shares              8p
Valuing Fund Shares                    8p
Investment Options                     9p
Purchasing Shares                     10p
Transactions Through Third Parties
Sales Charges                         13p
Exchanging/Selling Shares             17p
Distributions and Taxes               22p
Master/Feeder Structure               24p
Financial Highlights                  28p

FUND INFORMATION KEY

Goal and Investment Strategy

The Fund's particular investment goal and the strategies it intends to use in pursuing its goal.

Risks

The major risk factors associated with the Fund.

Fees and  Expenses

The overall costs incurred by an investor in the Fund, including sales charges and annual expenses.

Management

The individual or group designated by the investment manager to handle the Fund's day-to-day management.

Master/Feeder Structure

Describes the Fund's investment structure.

Financial Highlights

Tables showing the Fund's financial performance.

The Fund

GOAL
AXP Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed. The Fund seeks to achieve its goal by investing all of its assets in a master portfolio rather than by directly investing in and managing its own portfolio of securities. The master portfolio has the same goal and investment policies as the Fund.

INVESTMENT STRATEGY
The Fund primarily invests in common stocks and securities convertible into common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments, or technological superiority. The Fund may invest up to 25% of its total assets in foreign investments.

The selection of common stocks is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:

o Identifying companies that AEFC believes have above-average long-term growth potential based on:

     -- effective management,
     -- financial strength,
     -- competitive market or product position, and -- technological advantage relative to other companies.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

     -- the company has met AEFC's earnings and/or growth  expectations,
     -- political,   economic,   or  other  events  could  affect  the
        company's performance,
     -- AEFC identifies a more attractive opportunity, and -- the company continues to meet the other standards described above.

Although not a primary investment strategy, the Fund also may invest in other instruments, such as money market securities, preferred stock, investment grade debt obligations, and convertible securities. Additionally, the Fund may utilize derivative instruments to produce incremental earnings, to hedge existing positions and to increase flexibility.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.

RISKS
This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:
   Market Risk
   Style Risk
   Foreign Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Style Risk
AEFC purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

Foreign Risk
The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occuring.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes below.

How the Fund has performed in the past does not indicate how the Fund will perform in the future.

 Class A Performance (based on calendar years)





+36.54% +3.27% +46.94% +8.05% +8.57% +2.99% +41.10% +24.51% +20.65%  +22.56%
 1989    1990    1991   1992   1993   1994    1995    1996    1997    1998

During the period shown in the bar chart, the highest return for a calendar quarter was +27.10% (quarter ending December 1998) and the lowest return for a calendar quarter was -17.60% (quarter ending September 1990).

The 5% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class Y may vary from that shown above because of differences in sales charges and fees.

The Fund's year to date return as of June 30, 1999 was +19.78%.


            Average Annual Total Returns (as of Dec. 31, 1998)
                            1 year     5 years      10 years    Since inception
--------------------------------------------------------------------------------
 Growth:
  Class A                   +16.43%     +20.51%     +19.97%          --%
  Class B                   +17.63%       --%          --%         +24.82%a
--------------------------------------------------------------------------------
  Class Y                   +22.64%       --%          --%         +26.35%a
 S&P 500 Index              +28.57%     +24.01%     +19.19%        +29.48%b
--------------------------------------------------------------------------------
 Lipper Growth Fund Index   +25.69%     +19.82%     +17.21%        +25.44%b

a Inception date was March 20, 1995.
b Measurement period started April 1, 1995.

This table shows total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of Classes A, B and Y vary because of differences in sales charges and fees. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not for other differences in expenses.

For purposes of this calculation we assumed:

o    a sales charge of 5% for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o    no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Standard & Poor's 500 Index (S&P500 Index), an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.


Lipper Growth Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to this fund, although some funds in the index may have somewhat different investment policies or objectives.


  FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
                                                              Class A           Class B           Class Y
Maximum sales charge (load) imposed on purchasesa
-------------------------------------------------------------------------------------------------------------
(as a percentage of offering price)                              5%              none              none

Maximum deferred sales charge (load) imposed on
sales (as a percentage of offering price at time
of purchase)                                                     none              5%               none

Annual Fund operating expensesb (expenses that are deducted from Fund assets) As a percentage of average daily net assets:

                                       Class A         Class B      Class Y
------------------------------------------------------------------------------
 Management feesc                       0.53%            0.53%        0.53%
------------------------------------------------------------------------------
 Distribution (12b-1) fees              0.25%            1.00%        0.00%
------------------------------------------------------------------------------
 Other expensesd                        0.19%            0.20%        0.28%
------------------------------------------------------------------------------
 Total                                  0.97%            1.73%        0.81%

a This charge may be reduced depending on your total investments in American Express mutual funds. See "Sales Charges."
b Both in this table and the following example fund operating expenses include expenses charged by both the Fund and its Master Portfolio as described under "Management." Expenses for Class A, Class B and Class Y are based on actual expenses for the last fiscal year, restated to reflect current fees.
c Includes the impact of a performance adjustment fee that decreased the management fee by 0.02% for the most recent fiscal year.
d Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:


                    1 year            3 years          5 years         10 years
--------------------------------------------------------------------------------
 Class Aa            $594              $794           $1,010           $1,634
--------------------------------------------------------------------------------
 Class Bb            $676              $945           $1,140           $1,844d
--------------------------------------------------------------------------------
 Class Bc            $176              $545           $  940           $1,844d
 Class Y             $ 83              $259           $  450           $1,006


a    Includes a 5% sales charge.

b Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC.

c    Assumes you did not sell your Class B shares at the end of the period.

d Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

MANAGEMENT
The Fund's assets are invested in Growth Portfolio (the Portfolio), which is managed by AEFC. Mitzi Malevich, vice president and senior portfolio manager, joined AEFC in 1983. She has managed the assets of the Fund since 1992. She also serves as portfolio manager of IDS Life Funds A and B.

Buying and Selling Shares

VALUING FUND SHARES
The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B and Class Y, it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Standard Time (CST), each business day (any day the New York Stock Exchange is open).

The Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it to invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.

INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee.

2. Class B shares are sold to the public with a CDSC and an annual distribution (12b-1) fee.

3. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

Investment options summary:

Class A        Maximum sales charge of 5%

               Initial sales charge waived or reduced for certain purchases

               Annual distribution fee of 0.25% of average daily net assets*

               Lower annual expenses than Class B shares
--------------------------------------------------------------------------------

Class B         No initial sales charge

                CDSC on shares sold in the first six years (maximum of 5% in first year, reduced to 0% after year six)

                CDSC waived in certain circumstances

                Shares convert to Class A in ninth year of ownership

                Annual distribution fee of 1.00% of average daily net assets*

                Higher annual expenses than Class A shares
--------------------------------------------------------------------------------

Class Y         No initial sales charge

                No annual distribution fee

                Service fee of 0.10% of average daily net assets

                Available only to certain qualifying institutional investors
--------------------------------------------------------------------------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related fees for the sale of Class A and Class B shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A or Class B shares?

If your investments in American Express mutual funds total $250,000 or more, Class A shares may be the better option. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee and a CDSC for six years. To help you determine what is best for you, consult your financial advisor.

Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

PURCHASING SHARES

To purchase shares through a brokerage account or from entities other than American Express Financial Advisors Inc., please consult you selling agent. The following section explains how you can purchase shares from American Express Financial Advisors (the Distributor).

If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o    a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o    criminal penalties for falsifying information.

You also could be subject to backup withholding if the IRS requires us to do so because you failed to report required interest or dividends on your tax return.


            How to determine the correct TIN
For this type of account:                        Use the Social Security or Employer Identification number of:
---------------------------------------------------------------------------------------------------------------------
Individual or joint account                      The individual or one of the individuals listed on the joint account
---------------------------------------------------------------------------------------------------------------------
Custodian account of a minor                     The minor
(Uniform Gifts/Transfers to Minors Act)
---------------------------------------------------------------------------------------------------------------------
A revocable living trust                          The grantor-trustee (the person who puts the money into the trust)
---------------------------------------------------------------------------------------------------------------------
An irrevocable trust, pension trust or estate     The legal entity (not the personal representative or
                                                  trustee, unless no legal entity is designated in the
                                                  account title)
---------------------------------------------------------------------------------------------------------------------
Sole proprietorship                               The owner
---------------------------------------------------------------------------------------------------------------------
Partnership                                       The partnership
---------------------------------------------------------------------------------------------------------------------
Corporate                                         The corporation
---------------------------------------------------------------------------------------------------------------------
Association, club or tax-exempt organization      The organization
---------------------------------------------------------------------------------------------------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy
of  federal  Form  W-9,   "Request  for  Taxpayer   Identification   Number  and
Certification."

Three ways to invest
--------------------------------------------------------------------------------
1 By mail:
Once your account has been established, send your check with the account number on it to:

American Express Funds
P.O. Box 74
Minneapolis, MN 55440-0074

Minimum amounts
Initial investment:             $2,000

Additional investments:         $100

Account balances:               $300

Qualified accounts:             none

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

--------------------------------------------------------------------------------
2 By scheduled investment plan:

Contact your financial advisor for assistance in setting up one of the following scheduled plans:

o    automatic payroll deduction,

o    bank authorization,

o    direct deposit of Social Security check, or

o    other plan approved by the Fund.

Minimum amounts

Initial investment:        $100

Additional investments:    $50/mo. for qualified accounts; $100/mo. for

                           nonqualified accounts

Account balances:          none (on active plans with monthly payments)


If your account balance is below $2,000, you must make payments at least monthly.

--------------------------------------------------------------------------------
3 By wire or electronic funds transfer:
If you have an established account, you may wire money to:

Norwest Bank Minnesota
Routing Transit No. 091000019

Give these instructions:

Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name). Please remember that you need to provide all 10 digits.

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts
Each wire investment: $1,000

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401 (k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive
compensation   from  the   Distributor  or  its   affiliates   for   shareholder
recordkeeping and similar services. When authorized by the Fund, some organizations may designate selected agents to accept purchase of sale orders on the Fund's behalf. To buy or sell shares through third parties or determine if there are policy differences, please consult your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.

           SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

-------------------------------------------------------------------------------
 Total investment                   Sales charge as percentage of:a
                         Public offering priceb          Net amount invested
-------------------------------------------------------------------------------
 Up to $50,000                    5.0%                          5.26%
-------------------------------------------------------------------------------
 Next $50,000                     4.5                           4.71
 Next $400,000                    3.8                           3.95
 Next $500,000                    2.0                           2.04
 $1,000,000 or more               0.0                           0.00

a To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, you must total the amounts of all increments that apply.

b    Offering price includes a 5% sales charge.

The sales charge on Class A shares may be lower than 5%, depending on the total amount:

o    you now are investing in this Fund,

o    you have previously invested in this Fund, or

o you and your primary household group are investing or have invested in other American Express mutual funds that have a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. For purposes of this policy, domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) AXP Tax-Free Money Fund and Class A shares of AXP Cash Management Fund do not have sales charges.

Other Class A sales charge policies:

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and

o if you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. For more details, please see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners and unmarried children under 21.

o current or retired American Express financial advisors, their spouses or domestic partners and unmarried children under 21.

o investors who have a business relationship with a newly associated financial advisor who joined the Distributor from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with the Distributor, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.
o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. (Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.)
o shareholders who have at least $1 million invested in American Express mutual funds. If the investment is sold in the first year after purchase, a CDSC of 1% will be charged. The CDSC will be waived only in the circumstances described for waivers for Class B shares.
o purchases made within 90 days after a sale of shares (up to the amount sold):

   -- of American Express mutual funds in a qualified plan subject to a deferred sales charge, or

   -- in a qualified plan or account where American Express Trust Company has a recordkeeping, trustee, investment management, or investment servicing relationship.

Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

o    purchases made:

-- with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund that has a sales charge,

-- through or under a wrap fee product or other investment product sponsored by the Distributor or another broker-dealer, investment advisor, bank or investment professional,

--   within the University of Texas System ORP,

-- within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

--   within the University of Massachusetts After-Tax Savings Program,

--   with the proceeds from IDS Life Real Estate Variable Annuity surrenders, or

-- through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

Class B -- contingent  deferred sales charge (CDSC) alternative

A CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

            If the sale is made during the:     The CDSC percentage rate is:
--------------------------------------------------------------------------------
                      First year                             5%
                      Second year                            4%
                      Third year                             4%
                      Fourth year                            3%
                      Fifth year                             2%
                      Sixth year                             1%
                      Seventh year                           0%

If the amount you are selling causes the value of your investment in Class B shares to fall below the cost of the shares you have purchased during the last six years including the current year, the CDSC is based on the lower of the cost of those shares purchased or market value.

Example:

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 4% because the sale was made during the second year after the purchase.

Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC rate on your sale will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

The CDSC on Class B shares will be waived on sales of shares:

o    in the event of the shareholder's death,

o    held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

     --   at least 59 1/2 years old AND

     -- taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

     --   selling  under  an  approved   substantially  equal  periodic  payment
          arrangement.

EXCHANGING/SELLING SHARES

Exchanges

You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by that fund.

You may make up to three exchanges (1 1/2 round trips) within any 30-day period. These limits do not apply to scheduled exchange programs and certain employee benefit plans. Exceptions may be allowed with pre-approval of the Fund.

Other exchange policies:

o    Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o    Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

AECSC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Selling Shares

You can sell your shares at any time. The payment will be mailed within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a request within 90 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

           Two ways to request an exchange or sale of shares

To sell or exchange shares held through a brokerage account or with entities other than American Express Financial Advisors, please consult your selling agent. The following section explains how you can exchange or sell shares held with American Express Financial Advisors.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. (Payment may be earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)
-------------------------------------------------------------------------------
 1 By letter:

Include in your letter:

o    the name of the fund(s),

o    the class of shares to be exchanged or sold,

o your mutual fund account number(s)(for exchanges, both funds must be registered in the same ownership),

o    your TIN,

o    the dollar amount or number of shares you want to exchange or sell,

o    signature(s) of all registered account owners,

o    for sales, indicate how you want your money delivered to you, and

o    any paper certificates of shares you hold.

Regular mail:
American Express Client Service Corporation
Attn: Transactions
P.O. Box 534
Minneapolis,  MN 55440-0534

Express mail:

American Express Client Service Corporation
Attn: Transactions
733 Marquette Ave.
Minneapolis, MN 55402

2  By telephone:

American Express Client Service Corporation
Telephone Transaction Service
800-437-3133

o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o    Telephone privileges may be modified or discontinued at any time.

Minimum sale amount: $100  Maximum sale amount: $50,000

           Three ways to receive payment when you sell shares

--------------------------------------------------------------------------------
 1 By regular or express mail:

o    Mailed to the address on record.

o    Payable to names listed on the account.

NOTE: The express mail delivery charges you pay will vary depending on the courier you select.

--------------------------------------------------------------------------------
 2 By wire or electronic funds transfer:

o    Minimum wire: $1,000.

o    Request that money be wired to your bank.

o Bank account must be in the same ownership as the American Express mutual fund account. NOTE: Pre-authorization required. For instructions, contact your financial advisor or AECSC.

--------------------------------------------------------------------------------
 3 By scheduled payout plan:

o    Minimum payment: $50.

o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. As a result of the Fund's goal and investment strategies, distributions from the Fund may consist of a significant amount of capital gains.



REINVESTMENTS
Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o    you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).


If you buy Class A shares of this or another American Express mutual fund and within 91 days exchange into this Fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of this Fund.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Master/Feeder Structure

This Fund uses a master/feeder structure. This means that the Fund (a feeder fund) invests all of its assets in the Portfolio (the master fund). Other feeder funds also invest in the Portfolio. The master/feeder structure offers the potential for reduced costs because it spreads fixed costs of portfolio management over a larger pool of assets. The Fund may withdraw its assets from the Portfolio at any time if the Fund's board determines that it is best. In that event, the board would consider what action should be taken, including whether to hire an investment advisor to manage the Fund's assets directly or to invest all of the Fund's assets in another pooled investment entity. Here is an illustration of the structure:

                       Investors buy shares in the Fund

                      The Fund buys units in the Portfolio

               The Portfolio invests in securities, such as stocks or bonds

Other feeders may include mutual funds and institutional accounts. These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of the Fund. Information about other feeders may be obtained by calling American Express Financial Advisors at 800-AXP-SERV.

YEAR 2000

The Fund could be adversely affected if the computer systems used by AEFC and the Fund's other service providers do not properly process and calculate date-related information from and after Jan. 1, 2000. While Year 2000-related computer problems could have a negative effect on the Fund, AEFC is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps.

The companies, governments or international markets in which the Fund invests also may be adversely affected by Year 2000 issues. To the extent a portfolio holding is adversely affected by a Year 2000 processing issue, the Fund's return could be adversely affected.

INVESTMENT MANAGER
The investment manager of the Portfolio is AEFC, located at IDS Tower 10, Minneapolis, MN 55440-0010. The Portfolio pays AEFC a fee for managing its assets. The Fund pays its proportionate share of the fee. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.63% of its average daily net assets. Under the agreement, the Portfolio also pays taxes, brokerage commissions and nonadvisory expenses. AEFC is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

Financial Highlights

Fiscal period ended July 31,


 Per share income and capital changesa

                                                                      Class A

                                             1999           1998      1997      1996           1995

Net asset value, beginning of period         $36.58         $35.47    $23.16    $21.50         $17.39

Income from investment operations:

Net investment income (loss)                 (.03)          (.07)     (.05)      --             .03

Net gains (losses) (both realized and
unrealized)                                  7.29           2.14      13.04     2.81           5.63

Total from investment operations             7.26           2.07      12.99     2.81           5.66

Less distributions:

Dividends from net investment income         --             --        --        (.01)          (.04)

Distributions from realized gains            (1.70)        (.96)     (.68)     (1.14)          (1.51)

Total distributions                          (1.70)         (.96)    (.68)      (1.15)         (1.55)

Net asset value, end of period               $42.14         $36.58   $35.47     $23.16         $21.50

Ratios/supplemental data

Net assets, end of period (in millions)      $4,576         $3,681    $3,215    $1,871         $1,380

Ratio of expenses to average daily net
assetsb                                      .89%           .87%       .97%     1.04%          .93%

Ratio of net investment income (loss)

to average daily net assets                  (.08%)         (.22%)    (.18%)    --%           .18%

Portfolio turnover rate

(excluding short-term securities)            17%            28%       24%       22%            30%

Total returnc                                20.49%         6.32%     57.00%    13.29%         35.15%

a    For a share outstanding throughout the period. Rounded to the nearest cent.

b Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

c    Total return does not reflect payment of a sales charge.

 Fiscal period ended July 31,
 Per share income and capital changesa

                                       Class B                                  Class Y

                              1999      1998      1997      1996      1995b     1999      1998      1997      1996      1995b
Net asset value,
beginning of period           $35.61    $34.82    $22.92    $21.45    $17.85    $36.74    $35.60    $23.21    $21.51    $17.85

Income from investment operations:

Net investment
income (loss)                 (.28)     (.29)     (.22)     (.02)     (.03)     --        (.04)     (.01)     .01       .03

Net gains (losses) (both
realized and unrealized)      7.02      2.04      12.80     2.63      3.63      7.33      2.14      13.08     2.85      3.63

Total from investment
operations                    6.74      1.75      12.58     2.61      3.60      7.33      2.10      13.07     2.86      3.66

Less distributions:

Dividends from net
investment income             --        --        --        --        --        --        --        --        (.02)     --

Distributions from
realized gains                (1.70)    (.96)     (.68)    (1.14)     --        (1.70)    (.96)     (.68)     (1.14)    --

Total distributions           (1.70)    (.96)     (.68)    (1.14)     --        (1.70)    (.96)     (.68)     (1.16)    --

Net asset value,
end of period                 $40.65    $35.61    $34.82    $22.92    $21.45    $42.37    $36.74    $35.60    $23.21    $21.51
 Ratios/supplemental data

Net assets, end of period
(in millions)                 $1,458    $1,021    $713      $281      $38       $914      $582      $179      $29       $8

Ratio of expenses to
average daily net assetsc     1.65%     1.63%     1.74%     1.82%     1.76%d    .80%      .80%      .85%      .88%      0.85%d

Ratio of net investment
income (loss) to average
daily net assets              (.85%)    (.97%)    (.94%)    (.80%)    (.70%)d   --%      (.12%)     (.07%)    .13%      .26%d

Portfolio turnover rate
(excluding short-term
securities)                   17%       28%       24%       22%       30%       17%       28%       24%       22%       30%

Total returne                 19.58%    5.52%     55.81%    12.43%    20.20%    20.59%    6.40%     57.23%    13.40%    20.50%

a    For a share outstanding throughout the period. Rounded to the nearest cent.

b    Inception date was March 20, 1995.

c Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

d    Adjusted to an annual basis.

e    Total return does not reflect payment of a sales charge.

The information in these tables has been audited by KPMG LLP, independent auditors. The independent auditor's report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

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American
  Express(R)
Funds

This Fund, along with the other American Express funds, is distributed by American Express Financial Advisors Inc. and can purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report contact your selling agent or American Express Client Service Corporation.

American Express Client Service Corporation
P.O. Box 534, Minneapolis, MN 55440-0534
800-862-7919 TTY: 800-846-4852
Web site address:
http://www.americanexpress.com/advisors

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-800-SEC-0330). Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained by writing and paying a duplicating fee to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

Investment Company Act File #811-2111

TICKER SYMBOL
Class A: INIDX    Class B: IGRBX    Class Y: IGRYX
S-6455-99 P (9/99)

AMERICAN EXPRESS (logo)

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP GROWTH SERIES, INC.

We have audited the accompanying statement of assets and liabilities of AXP Growth Fund (a series of AXP Growth Series, Inc.) as of July 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period ended July 31, 1999. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP Growth Fund as of July 31, 1999, and the results of its operations, changes in its net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


/s/ KPMG LLP
    KPMG LLP
    Minneapolis, Minnesota
    September 3, 1999


Financial Statements

Statement of assets and liabilities
AXP Growth Fund

July 31, 1999

Assets
Investment in Growth Portfolio (Note 1)                                  $6,948,334,060
                                                                         --------------

Liabilities
Accrued distribution fee                                                         73,714
Accrued service fee                                                               2,578
Accrued transfer agency fee                                                      21,712
Accrued administrative services fee                                               7,554
Other accrued expenses                                                          488,898
                                                                                -------
Total liabilities                                                               594,456
                                                                                -------
Net assets applicable to outstanding capital stock                       $6,947,739,604
                                                                         ==============

Represented by
Capital stock-- $.01 par value (Note 1)                                  $    1,660,283
Additional paid-in capital                                                3,845,301,389
Accumulated net realized gain (loss)                                        135,918,376
Unrealized appreciation (depreciation) on investments                     2,964,859,556
                                                                          -------------
Total -- representing net assets applicable to outstanding capital stock $6,947,739,604
                                                                         ==============
Net assets applicable to outstanding shares: Class A                     $4,575,763,796
                                             Class B                     $1,457,944,915
                                             Class Y                     $  914,030,893
Net asset value per share of outstanding capital stock:
                                             Class A shares 108,594,621  $        42.14
                                             Class B shares  35,862,198  $        40.65
                                             Class Y shares  21,571,462  $        42.37

See accompanying notes to financial statements.

Statement of operations

AXP Growth Fund
Year ended July 31, 1999

Investment income
Income:
Dividends                                                               $    29,248,050
Interest                                                                     18,068,103
   Less foreign taxes withheld                                                  (71,099)
                                                                                -------
Total income                                                                 47,245,054
                                                                             ----------
Expenses (Note 2):
Expenses allocated from Growth Portfolio                                     31,402,338
Distribution fee
   Class A                                                                      990,355
   Class B                                                                    9,241,692
Transfer agency fee                                                           5,926,955
Incremental transfer agency fee
   Class A                                                                      296,769
   Class B                                                                      252,306
Service fee
   Class A                                                                    6,187,744
   Class B                                                                    1,855,241
   Class Y                                                                      716,746
Administrative services fees and expenses                                     2,363,210
Compensation of board members                                                    13,055
Printing and postage                                                            881,837
Registration fees                                                               550,122
Audit fees                                                                        8,750
Other                                                                            41,962
                                                                                 ------
Total expenses                                                               60,729,082
   Earnings credits on cash balances (Note 2)                                  (178,874)
                                                                               --------
Total net expenses                                                           60,550,208
                                                                             ----------
Investment income (loss) -- net                                             (13,305,154)
                                                                            -----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions                           135,947,987
Net change in unrealized appreciation (depreciation) on investments       1,009,565,309
                                                                          -------------
Net gain (loss) on investments                                            1,145,513,296
                                                                          -------------
Net increase (decrease) in net assets resulting from operations          $1,132,208,142
                                                                         ==============

See accompanying notes to financial statements.



Statements of changes in net assets
AXP Growth Fund

Year ended July 31,                                             1999           1998

Operations and distributions
Investment income (loss) -- net                           $  (13,305,154) $ (15,832,745)
Net realized gain (loss) on security transactions            135,947,987    329,053,735
Net change in unrealized appreciation (depreciation)
  on investments                                           1,009,565,309      7,415,824
                                                           -------------      ---------
Net increase  (decrease) in net assets  resulting
  from  operations                                         1,132,208,142    320,636,814
                                                           -------------    -----------
Distributions to shareholders from:
   Net realized gain
      Class A                                               (172,407,217)   (90,606,005)
      Class B                                                (52,235,570)   (22,988,716)
      Class Y                                                (29,774,192)    (7,852,912)
                                                             -----------     ----------
Total distributions                                         (254,416,979)  (121,447,633)
                                                            ------------   ------------

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                 1,593,251,466  1,333,555,813
   Class B shares                                            381,473,406    338,050,707
   Class Y shares                                            461,488,618    488,734,157
Reinvestment of distributions at net asset value
   Class A shares                                            162,883,602     86,660,124
   Class B shares                                             51,981,272     22,898,191
   Class Y shares                                             29,774,192      7,852,912
Payments for redemptions
   Class A shares                                         (1,455,485,776)(1,090,747,624)
   Class B shares (Note 2)                                  (167,880,843)   (87,327,778)
   Class Y shares                                           (271,060,330)  (122,660,109)
                                                            ------------   ------------
Increase  (decrease)  in net assets from capital
  share  transactions                                        786,425,607    977,016,393
                                                             -----------    -----------
Total increase (decrease) in net  assets                   1,664,216,770  1,176,205,574
Net assets at beginning of year                            5,283,522,834  4,107,317,260
                                                           -------------  -------------
Net assets at end of year                                $ 6,947,739,604 $5,283,522,834
                                                         =============== ==============

See accompanying notes to financial statements.


Notes to Financial Statements
AXP Growth Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Growth Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Growth Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers  Class A, Class B and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Growth Portfolio
The Fund invests all of its assets in Growth Portfolio (the Portfolio), a series of Growth Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in stocks of U.S. and foreign companies that appear to offer growth opportunities.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of July 31, 1999 was 99.66%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax
differences,   undistributed   net  investment  income  has  been  increased  by
$13,305,154 and paid-in capital has been decreased by $13,305,154.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.03% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19
o Class B $20
o Class Y $17

Under terms of a prior agreement that ended Jan. 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15 for Class A and $16 for Class B. Under terms of a prior agreement that ended March 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15 for Class Y.

The Fund has agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution (the Plan), the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares. The Plan went into effect July 1, 1999. Under terms of a prior Plan and Agreement of Distribution (the Prior Plan) that ended

June 30, 1999, the Fund paid a distribution fee for Class B shares at an annual rate up to 0.75% of average daily net assets. The Prior Plan was not effective with respect to Class A shares.

Under a Shareholder Service Agreement, the Fund's Class Yshares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Under terms of a prior agreement that ended June 30, 1999, the Fund paid a shareholder service fee for Class A and Class B shares at a rate of 0.175% of average daily net assets. Effective July 1, 1999, the agreement for Class A and Class B shares was converted to the Plan and Agreement of Distribution discussed above.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing Fund shares were $11,561,743 for Class A and $1,012,923 for Class B for the year ended July 31, 1999.

During the year ended July 31, 1999, the Fund's transfer agency fees were reduced by $178,874 as a result of earnings credits from overnight cash balances.


3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                          Year ended July 31, 1999
                               Class A            Class B          Class Y
Sold                         42,090,006         10,280,610       12,052,825
Issued for reinvested
  distributions               4,405,749          1,450,211          801,761
Redeemed                    (38,533,190)        (4,540,479)      (7,109,224)
                            -----------         ----------       ----------
Net increase (decrease)       7,962,565          7,190,342        5,745,362

                                         Year ended July 31, 1998
                               Class A             Class B         Class Y
Sold                         38,522,405          9,983,484       14,058,750
Issued for reinvested
  distributions               2,812,368            759,904          253,811
Redeemed                    (31,346,336)        (2,553,367)      (3,507,138)
                            -----------         ----------       ----------
Net increase (decrease)       9,988,437          8,190,021       10,805,423


4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended July 31, 1999.

5. FINANCIAL HIGHLIGHTS
"Financial highlights" showing per share data and selected financial information are presented on pages 28 and 29 of the prospectus.

Independent Auditors' Report

THE BOARD OF TRUSTEES AND UNITHOLDERS
GROWTH TRUST
We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Growth Portfolio (a series of Growth Trust) as of July 31, 1999, the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended July 31, 1999. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Growth Portfolio as of July 31, 1999, and the results of its operations and the changes in its net assets for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


/s/  KPMG LLP
     KPMG LLP
     Minneapolis, Minnesota
     September 3, 1999


Financial Statements

Statement of assets and liabilities
Growth Portfolio

July 31, 1999

Assets
Investments in securities, at value (Note 1):
   Investment  in   securities  of   unaffiliated
   issuers   (identified   cost $3,929,816,861)                          $6,904,483,965
   Investment in securities of affiliated issuers
   (identified cost $60,266,600)                                             64,125,000
                                                                             ----------
Total investments in securities (identified cost $3,990,083,461)          6,968,608,965
Cash in bank on demand deposit                                                  213,062
Dividends and accrued interest receivable                                     3,503,000
                                                                              ---------
Total assets                                                              6,972,325,027
                                                                          -------------

Liabilities
Accrued investment management services fee                                      107,114
Other accrued expenses                                                           69,420
                                                                                 ------
Total liabilities                                                               176,534
                                                                                -------
Net assets                                                               $6,972,148,493
                                                                         --------------

See accompanying notes to financial statements.



Statement of operations

Growth Portfolio
Year ended July 31, 1999

Investment income
Income:
Dividend                                                                  $  29,359,999
Interest                                                                     18,102,948
   Less foreign taxes withheld                                                  (71,371)
                                                                                -------
Total income                                                                 47,391,576
                                                                             ----------
Expenses (Note 2):
Investment management services fee                                           31,067,869
Compensation of board members                                                    21,256
Custodian fees                                                                  340,609
Audit fees                                                                       26,250
Other                                                                            73,854
                                                                                 ------
Total expenses                                                               31,529,838
   Earnings credits on cash balances (Note 2)                                    (7,674)
                                                                                 ------
Total net expenses                                                           31,522,164
                                                                             ----------
Investment income (loss) -- net                                              15,869,412
                                                                             ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions
   (including loss of $18,604,351 on sale of affiliated issuers) (Note 3)   136,823,917
Net change in unrealized appreciation (depreciation) on investments       1,012,968,938
                                                                          -------------
Net gain (loss) on investments                                            1,149,792,855
                                                                          -------------
Net increase (decrease) in net assets resulting from operations          $1,165,662,267
                                                                         ==============

See accompanying notes to financial statements.

Statements of changes in net assets

Growth Portfolio
Year ended July 31,                                              1999          1998

Operations
Investment income (loss)-- net                            $   15,869,412   $  5,304,359
Net realized gain (loss) on investments                      136,823,917    330,872,649
Net change in unrealized appreciation (depreciation)
   on investments                                          1,012,968,938      6,947,483
Net increase (decrease) in net assets resulting from
   operations                                              1,165,662,267    343,124,491
Net contributions (withdrawals) from partners                500,388,589    831,889,423
Total increase (decrease) in net assets                    1,666,050,856  1,175,013,914
Net assets at beginning of year                            5,306,097,637  4,131,083,723
Net assets at end of year                                 $6,972,148,493 $5,306,097,637

See accompanying notes to financial statements.


Notes to Financial Statements
Growth Portfolio

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Growth Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Growth Portfolio invests primarily in stocks of U.S. and foreign companies that appear to offer growth opportunities. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolios' significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.6% to 0.5% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of the AXP Growth Fund to the Lipper Growth Fund Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets on an annual basis. The adjustment decreased the fee by $1,358,693 for the year ended July 31, 1999.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the year ended July 31, 1999, the Portfolio's custodian fees were reduced by $7,674 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,490,372,501 and $1,000,931,993, respectively, for the year ended July 31, 1999. For the same period, the portfolio turnover rate was 17%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $291,000 for the year ended July 31, 1999.

Income from securities lending amounted to $166,787 for the year ended July 31, 1999. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


Investments in Securities

Growth Portfolio
July 31, 1999

(Percentages represent value of investments compared to net assets)

Common stocks (95.6%)
Issuer                                                     Shares             Value(a)

Airlines (1.2%)
Southwest Airlines                                        4,500,000         $83,250,000

Automotive & related (0.4%)
Gentex                                                    1,000,000(b)       26,062,500

Banks and savings & loans (5.6%)
Bank of America                                           1,957,920         129,956,940
BankBoston                                                2,500,000         117,343,750
Washington Mutual                                         4,250,000         145,828,125
Total                                                                       393,128,815

Beverages & tobacco (2.4%)
Coca-Cola                                                 2,781,700         167,771,281

Chemicals (2.4%)
Monsanto                                                  1,600,000          62,600,000
Waste Management                                          3,975,000         101,610,938
Total                                                                       164,210,938

Communications equipment & services (7.8%)
Andrew Corp                                               1,100,000(b)       22,000,000
MasTec                                                    1,800,000(b,d)     64,125,000
Nokia Oyj ADR Cl A                                          920,000(c)       78,257,500
Tellabs                                                   6,200,000(b)      381,687,500
Total                                                                       546,070,000

Computer software (5.2%)
Microsoft                                                 4,200,000(b)      360,412,500

Computers & office equipment (21.4%)
America Online                                              800,000(b)       76,100,000
Cisco Systems                                             6,200,000(b)      385,174,999
Compaq Computer                                           1,000,000          24,000,000
EMC                                                       5,200,000(b)      314,925,000
Hewlett-Packard                                           1,000,000         104,687,500
Intl Business Machines                                    2,600,000         326,787,500
Keane                                                     1,800,000(b)       41,512,500
Lexmark Intl Group Cl A                                   1,000,000(b)       63,000,000
Solectron                                                   925,000(b)       59,604,688
Yahoo!                                                      700,000(b)       95,506,250
Total                                                                     1,491,298,437

Electronics (14.4%)
Applied Materials                                         3,000,000(b)      215,812,500
Broadcom Cl A                                               200,000(b)       24,100,000
Intel                                                     3,000,000         207,000,000
Maxim Integrated Products                                 2,400,000(b)      153,750,000
STMicroelectronics                                        1,000,000(c)       70,500,000
Texas Instruments                                         2,300,000         331,200,000
Total                                                                     1,002,362,500

Energy (1.6%)
Anadarko Petroleum                                        3,000,000         114,562,500

Energy equipment & services (2.7%)
Halliburton                                               1,500,000          69,187,500
Schlumberger                                              2,000,000(c)      121,125,000
Total                                                                       190,312,500

Financial services (5.1%)
Citigroup                                                 5,250,000         233,953,125
Merrill Lynch & Co                                        1,800,000         122,512,500
Total                                                                       356,465,625

Furniture & appliances (0.7%)
Ethan Allen Interiors                                     1,521,000          48,291,750

Health care (6.6%)
Boston Scientific                                         2,000,000(b)       81,125,000
Johnson & Johnson                                           700,000          64,487,500
Medtronic                                                   500,000          36,031,250
Pfizer                                                    4,800,000         162,900,000
Warner-Lambert                                            1,800,000         118,800,000
Total                                                                       463,343,750

Health care services (0.8%)
HEALTHSOUTH Rehabilitation                                4,800,000(b)       58,800,000

Household products (2.3%)
Avon Products                                             2,500,000         113,750,000
ServiceMaster                                             2,650,000          47,700,000
Total                                                                       161,450,000

Industrial equipment & services (0.7%)
Deere & Co                                                1,200,000          45,900,000

Insurance (0.5%)
UnumProvident                                               730,000          37,777,500

Leisure time & entertainment (0.8%)
Harley-Davidson                                           1,000,000          55,375,000

Multi-industry conglomerates (3.5%)
Apollo Group Cl A                                         1,800,000(b)       46,350,000
Tyco Intl                                                 2,000,000(c)      195,375,000
Total                                                                       241,725,000

Restaurants & lodging (1.3%)
Marriott Intl Cl A                                        2,600,000          91,162,500

Retail (2.2%)
Home Depot                                                2,400,000         153,150,000

Utilities -- telephone (6.0%)
AT&T                                                      1,800,000          93,487,500
MCI WorldCom                                              3,900,000(b)      321,750,000
Total                                                                       415,237,500

Total common stocks
(Cost: $3,667,634,991)                                                   $6,668,120,596


Bonds (2.1%)
Issuer                                        Coupon        Principal         Value(a)
                                               rate          amount

U.S. government obligations
Resolution Funding Corp
   Zero Coupon
   07-15-20                                    5.93%    $400,000,000(e)    $101,778,240
   10-15-20                                    6.03      185,000,000(e)      46,309,959

Total bonds
(Cost: $170,020,254)                                                       $148,088,199

Short-term securities (2.2%)
Issuer                                     Annualized      Amount              Value(a)
                                          yield on date  payable at
                                           of purchase    maturity

U.S. government agencies (1.1%)
Federal Home Loan Bank Disc Nt
   08-18-99                                    4.92%     $16,200,000        $16,157,908
Federal Home Loan Mtge Corp Disc Nts
   08-16-99                                    4.98        2,800,000          2,793,428
   09-16-99                                    4.99        6,100,000          6,059,658
   09-29-99                                    5.01        6,300,000          6,244,277
Federal Natl Mtge Assn Disc Nts
   08-24-99                                    5.06        1,500,000          1,494,750
   08-25-99                                    4.91       21,900,000         21,822,657
   09-02-99                                    5.05       11,000,000         10,944,669
   09-27-99                                    5.03       12,400,000         12,298,592
Total                                                                        77,815,939

Commercial paper (1.1%)
BMW US Capital
   08-13-99                                    4.99        1,200,000          1,197,676
   09-07-99                                    5.13        5,000,000          4,971,725
Ciesco LP
   09-14-99                                    5.15        7,400,000          7,351,588
Clorox
   09-07-99                                    5.13        7,900,000          7,856,351
CXC
   08-10-99                                    4.83        1,200,000(f)       1,198,148
Delaware Funding
   08-06-99                                    5.11       10,000,000(f)       9,990,082
Falcon Asset
   08-12-99                                    5.21        5,000,000(f)       4,990,611
Fleet Funding
   08-10-99                                    5.11        5,000,000(f)       4,992,208
   08-20-99                                    5.12        4,600,000(f)       4,586,315
Intl Securitization
   08-18-99                                    5.13        7,800,000(f)       7,778,922
Sheffield Receivables
   08-04-99                                    5.13        5,900,000(f)       5,895,796
Variable Funding Capital
   08-05-99                                    5.11        5,000,000(f)       4,995,742
Windmill Funding
   09-10-99                                    5.15        2,800,000(f)       2,783,275
Xerox Credit
   08-04-99                                    5.05        6,000,000          5,995,792
Total                                                                        74,584,231

Total short-term securities
(Cost: $152,428,216)                                                       $152,400,170

Total investments in securities
(Cost: $3,990,083,461)(g)                                                $6,968,608,965


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of July 31, 1999, the value of foreign securities represented 6.67% of net assets.

(d) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the year ended July 31, 1999 are as follows:

 Issuer       Beginning      Purchase    Sales        Ending     Dividend      Value(a)
                cost           cost      cost          cost       income

First Health
  Group*     $65,389,879        $--   $65,389,879          $--      $--              $--

MasTec        60,266,600        --             --   60,266,600       --       64,125,000

Total       $125,656,479        $--   $65,389,879  $60,266,600       $--     $64,125,000

*Issuer was not an affiliate for the entire year ended July 31, 1999.

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
This security has been determined to be liquid under guidelines established by the board.

(g) At July 31, 1999, the cost of securities for federal income tax purposes was $3,990,083,461 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                        $3,239,085,037
Unrealized depreciation                          (260,559,533)
                                                 ------------
Net unrealized appreciation                    $2,978,525,504


AXPSM Research Opportunities Fund
PROSPECTUS
Sept. 29, 1999

American
  Express
Funds

IDS Research Opportunities Fund seeks to provide shareholders with long-term capital growth.

Please note that this Fund:

o    is not a bank deposit

o    is not federally insured

o    is not endorsed by any bank or  government  agency

o    is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AMERICAN EXPRESS (logo)

Table of Contents

TAKE A CLOSER LOOK AT:
The Fund                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  5p
Past Performance                       6p
Fees and Expenses                      8p
Management                             9p
Buying and Selling Shares              9p
Valuing Fund Shares                    9p
Investment Options                    10p
Purchasing Shares                     11p
Transactions Through Third Parties
Sales Charges                         14p
Exchanging/Selling Shares             18p
Distributions and Taxes               23p
Master/Feeder Structure               25p
Financial Highlights                  29p

FUND INFORMATION KEY

icon of magnifying glass         Goal and  Investment  Strategy
                                 The Fund's particular investment goal and the strategies it intends to use in pursuing its goal.

icon of die                      Risks
                                The major risk factors associated with the Fund.

icon of checkbook                Fees and  Expenses
                                 The overall costs incurred by an investor in the Fund, including sales charges and annual expenses.

icon of folder                   Management
                                 The individual or group designated by the investment manager to handle the Fund's day-to-day management.

icon of umbrella                 Master/Feeder  Structure
                                 Describes the Fund's  investment  structure.

icon of stack of dollar bills    Financial Highlights
                                 Tables showing the Fund's financial
                                 performance.

AXP RESEARCH OPPORTUNITIES FUND

The Fund

GOAL

AXP Research Opportunities Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed. The Fund seeks to achieve its goal by investing all of its assets in a master portfolio rather than by directly investing in and managing its own portfolio of securities. The master portfolio has the same goal and investment policies as the Fund.


INVESTMENT STRATEGY

The Fund primarily invests in securities of companies that comprise the Standard & Poor's 500 Composite Stock Price Index (S&P 500). The Fund does not seek to replicate the S&P 500. Rather, it researches securities within the universe of S&P 500 stocks and invests in those that are believed to be undervalued or are believed to offer potential for long-term growth. Under normal market conditions, at least 65% of the Fund's assets will be invested in equity securities.


The selection of common stocks is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:

o    Identifying companies within the S&P 500 with:

     -- effective  management,
     -- financial  strength,
     -- competitive  market position, and
     -- growth  potential.

o Utilizing the proprietary research rating system that AEFC has developed to rate securities on a daily basis based on each company's merits and its industry grouping(s).


o Purchasing those securities that carry the highest ratings (in doing so, AEFC focuses on those securities that have the highest ratings and considers the sector or industry that the security represents in assigning a weighting).

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

-- the security is overvalued,
-- the security has reached AEFC's price objective, -- the company has met AEFC's earnings and/or growth expectations, -- political, economic, or other events could affect the company's performance, -- AEFC wishes to minimize potential losses (i.e., in a market downturn), -- AEFC wishes to lock-in profits, and -- AEFC identifies a more attractive opportunity.

Although not a primary investment strategy, the Fund also may invest in other instruments, such as money market securities, preferred stock, derivative instruments (typically S&P 500 futures) and convertible securities.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.


For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.

RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Market Risk

Issuer Risk

Style Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Style Risk

AEFC purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year that the Fund has existed, and

o    how the Fund's average annual total returns compare to a recognized index.

How the Fund has performed in the past does not indicate how the Fund will perform in the future.

-------------------------------------------------------------------------------
 Class A Performance (based on calendar years)



                                                       +26.20%     +23.37%
1989   1990   1991   1992   1993   1994   1995   1996   1997        1998
During the period shown in the bar chart, the highest return for a calendar quarter was +24.86% (quarter ending December 1998) and the lowest return for a calendar quarter was -12.00% (quarter ending September 1998).


The 5% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class Y may vary from that shown above because of differences in sales charges and fees.

The Fund's year to date return as of June 30, 1999 was +12.06%.

Average Annual Total Returns (as of Dec. 31, 1998)

                                   1 year        Since inception
--------------------------------------------------------------------------
 Research Opportunities:
  Class A                         +17.20%                +22.09%a
--------------------------------------------------------------------------
  Class B                         +18.43%                +22.56%a
  Class Y                         +23.53%                +24.96%a
--------------------------------------------------------------------------
 S&P 500 Index                    +28.57%                +33.47%b


a Inception date was Aug 19, 1996.
b Measurement period started Sept. 1, 1996.

This table shows total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to the index shown for the same periods. The performance of Classes A, B and Y vary because of differences in sales charges and fees.

For purposes of this calculation we assumed:

o    a sales charge of 5% for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o    no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Standard & Poor's 500 Index (S&P 500 Index), an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from
your investment)
                                                Class A    Class B     Class Y
Maximum sales charge (load) imposed on
purchasesa (as a percentage of offering price)     5%        none       none

--------------------------------------------------------------------------------

Maximum deferred sales charge (load)
imposed on sales (as a percentage of
offering price at time of purchase)               none        5%         none

Annual Fund operating expensesb (expenses that are deducted from Fund assets) As a percentage of average daily net assets:

                                           Class A       Class B      Class Y
--------------------------------------------------------------------------------
 Management feesc                          0.63%         0.63%        0.63%
--------------------------------------------------------------------------------
 Distribution (12b-1) fees                 0.25%         1.00%        0.00%
--------------------------------------------------------------------------------
 Other expensesc                           0.33%         0.33%        0.40%
--------------------------------------------------------------------------------
 Total                                     1.21%         1.96%        1.03%


a This charge may be reduced depending on your total investments in American Express mutual funds. See "Sales Charges."
b Both in this table and the following example, fund operating expenses include expenses charged by both the Fund and its Master Portfolio as described under "Management." Expenses for Class A, Class B and Class Y are based on actual expenses for the last fiscal year, restated to reflect current fees.
c Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:

               1 year           3 years           5 years          10 years
--------------------------------------------------------------------------------
 Class Aa       $617           $   865            $1,133           $1,897
--------------------------------------------------------------------------------
 Class Bb       $699            $1,016            $1,258           $2,095d
--------------------------------------------------------------------------------
 Class Bc       $199           $   616            $1,058           $2,095d
--------------------------------------------------------------------------------
 Class Y        $105           $   328           $   570           $1,264


a    Includes a 5% sales charge.
b Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC.
c    Assumes you did not sell your Class B shares at the end of the period.
d Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

MANAGEMENT
The Fund's assets are invested in Aggressive Growth Portfolio (the Portfolio), which is managed by AEFC. Keith Tufte, co-manager of the Portfolio, joined AEFC in 1990. He became manager of the Portfolio and AXP Blue Chip Advantage Fund in November 1998. He also became director of research-equities in 1998. Prior to that he was manager of Equity Income Portfolio. Jim Johnson, co-manager of the Portfolio, joined AEFCin 1994 as an equity quantitative analyst. He began managing portfolios for American Express Asset Management Group in 1996. Prior to joining AEFC, he worked for Piper Capital Management as an equity quantitative analyst. He currently also serves as co-manager of AXP Blue Chip Advantage Fund and manager of AXP Small Company Index Fund.


Buying and Selling Shares

VALUING FUND SHARES
The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B and Class Y, it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Standard Time (CST), each business day (any day the New York Stock Exchange is open).

The Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it to invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.

INVESTMENT OPTIONS
1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee.

2. Class B shares are sold to the public with a CDSC and an annual distribution (12b-1) fee.

3. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

--------------------------------------------------------------------------------
 Investment options summary:
Class A               Maximum sales charge of 5%

                      Initial sales charge waived or reduced for certain purchases

                      Annual distribution fee of 0.25% of average daily net assets*

                      Lower annual expenses than Class B shares
--------------------------------------------------------------------------------

Class B               No  initial  sales  charge

                      CDSC on shares sold in the first six years(maximum of 5% in first year, reduced to 0% after year six)

                      CDSC  waived in certain circumstances

                      Shares convert to Class A in ninth year of ownership

                      Annual distribution fee of 1.00% of average daily net assets*

                      Higher annual expenses than Class A shares
--------------------------------------------------------------------------------

Class Y               No initial sales charge

                      No annual distribution fee

                      Service fee of 0.10% of average daily net assets

                      Available only to certain qualifying institutional
                      investors
--------------------------------------------------------------------------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related fees for the sale of Class A and Class B shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A or Class B shares?

If your investments in American Express mutual funds total $250,000 or more, Class A shares may be the better option. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee and a CDSC for six years. To help you determine what is best for you, consult your financial advisor.

Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

PURCHASING SHARES

To purchase shares through a brokerage account or from entities other than American Express Financial Advisors Inc., please consult your selling agent. The following section explains how you can purchase shares from American Express Financial Advisors (the Distributor).

If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o    a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o    criminal penalties for falsifying information.

You also could be subject to backup withholding if the IRS requires us to do so because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

For this type of account:                   Use the Social Security or Employer Identification number of:

Individual or joint account                 The individual or one of the individuals listed on the joint account

Custodian account of a minor                The minor
(Uniform Gifts/Transfers to Minors Act)

A revocable living trust                    The grantor-trustee (the person who puts the money into
the trust)

An irrevocable trust, pension trust or      The legal entity (not the personal representative or
estate                                      trustee,  unless no legal entity is designated in the account title)

Sole proprietorship                         The owner

Partnership                                 The partnership

Corporate                                   The corporation

Association, club or tax-exempt             The organization
organization


For details on TIN requirements, contact your financial advisor to obtain a copy
of  federal  Form  W-9,   "Request  for  Taxpayer   Identification   Number  and
Certification."

Three ways to invest

1 By mail:

Once your account has been established, send your check with the account number on it to:

American Express Funds
P.O. Box 74
Minneapolis, MN 55440-0074

Minimum amounts
Initial investment:        $2,000

Additional investments:    $100

Account balances:          $300

Qualified accounts:        none

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

2 By scheduled investment plan:

Contact your financial advisor for assistance in setting up one of the following scheduled plans:
o automatic payroll deduction,
o bank authorization,
o direct deposit of Social Security check, or
o other plan approved by the Fund.

Minimum amounts
Initial investment:        $100
Additional investments:    $50/mo. for qualified accounts; $100/mo. for
nonqualified accounts
Account balances:          none (on active plans with monthly payments)

If your account balance is below $2,000, you must make payments at least monthly.

3 By wire or electronic funds transfer: If you have an established account, you may wire money to:

Norwest Bank Minnesota
Routing Transit No. 091000019

Give these instructions:
Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name). Please remember that you need to provide all 10 digits.

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts
Each wire investment: $1,000

You may buy or sell shares through certain 401 (k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive
compensation   from  the   Distributor  or  its   affiliates   for   shareholder
recordkeeping and similar services. When authorized by the Fund, some organizations may designate selected agents to accept purchase of sale orders on the Fund's behalf. To buy or sell shares through third parties or determine if there are policy differences, please consult your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.

SALES CHARGES
Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

--------------------------------------------------------------------------------
 Total investment                   Sales charge as percentage of:a
                         Public offering priceb          Net amount invested
--------------------------------------------------------------------------------
 Up to $50,000                    5.0%                          5.26%
--------------------------------------------------------------------------------
 Next $50,000                     4.5                           4.71
 Next $400,000                    3.8                           3.95
 Next $500,000                    2.0                           2.04
$1,000,000 or more                0.0                           0.00
--------------------------------------------------------------------------------

a To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, you must total the amounts of all increments that apply. b Offering price includes a 5% sales charge.

The sales charge on Class A shares may be lower than 5%, depending on the total amount:

o    you now are investing in this Fund,
o    you have previously invested in this Fund, or
o you and your primary household group are investing or have invested in other American Express mutual funds that have a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. For purposes of this policy, domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) AXP Tax-Free Money Fund and Class A shares of AXP Cash Management Fund do not have sales charges.

Other Class A sales charge policies:

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and
o if you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. For more details, please see the SAI.

Waivers of the sales charge for Class A shares
Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners and unmarried children under 21.
o current or retired American Express financial advisors, their spouses or domestic partners and unmarried children under 21.
o investors who have a business relationship with a newly associated financial advisor who joined the Distributor from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with the Distributor, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.
o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. (Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.)
o shareholders who have at least $1 million invested in American Express mutual funds. If the investment is sold in the first year after purchase, a CDSC of 1% will be charged. The CDSC will be waived only in the circumstances described for waivers for Class B shares.
o purchases made within 90 days after a sale of shares (up to the amount sold):

     -- of American Experss mutual funds in a qualified plan subject to a deferred sales charge, or
     -- in a qualified plan or account where American Express Trust Company has a recordkeeping, trustee, investment management, or investment servicing relationship.

Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

o  purchases made:

     -- with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund that has a sales charge,
     -- through or under a wrap fee product or other investment sponsored by the Distributor or another broker-dealer, investment adviser, bank or investment professional,
     --   within the University of Texas System ORP,
     -- within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
     --   within the University of Massachusetts After-Tax Savings Program,
     -- with the proceeds from IDS Life Real Estate Variable Annuity surrenders, or
     -- through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

Class B -- contingent deferred sales charge (CDSC) alternative

A CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

            If the sale is made during the:     The CDSC percentage rate is:
                      First year                             5%
                      Second year                            4%
                      Third year                             4%
                      Fourth year                            3%
                      Fifth year                             2%
                      Sixth year                             1%
                      Seventh year                           0%

If the amount you are selling causes the value of your investment in Class B shares to fall below the cost of the shares you have purchased during the last six years including the current year, the CDSC is based on the lower of the cost of those shares purchased or market value.

Example:

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 4% because the sale was made during the second year after the purchase.

Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC rate on your sale will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

The CDSC on Class B shares will be waived on sales of shares:

o    in the event of the shareholder's death,

o    held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

     --   at least 59 1/2 years old AND

     -- taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) Or

     --   selling  under  an  approved   substantially  equal  periodic  payment
          arrangement.

EXCHANGING/SELLING SHARES
Exchanges

You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by that fund.

You may make up to three exchanges (1 1/2 round trips) within any 30-day period. These limits do not apply to scheduled exchange programs and certain employee benefit plans. Exceptions may be allowed with pre-approval of the Fund.

Other exchange policies:

o    Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o    Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

AECSC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Selling Shares

You can sell your shares at any time. The payment will be mailed within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a request within 90 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

Two ways to request an exchange or sale of shares

To sell or exchange shares held through a brokerage account or with entities other than American Express Financial Advisors, please consult your selling agent. The following section explains how you can exchange or sell shares held with American Express Financial Advisors.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. (Payment may be earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)

 (1) By letter:
Include in your letter:
o  the name of the fund(s),
o  the class of shares to be exchanged or sold,
o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership),
o  your TIN,
o  the  dollar  amount  or  number  of shares  you want to  exchange  or sell,
o  signature(s)  of all registered  account owners,
o  for sales,  indicate how you want your money  delivered  to you, and
o  any paper  certificates  of shares you hold.

Regular mail:

American Express Client Service Corporation
Attn: Transactions
P.O. Box 534
Minneapolis, MN 55440-0534

Express mail:

American Express Client Service Corporation
Attn: Transactions
733 Marquette Ave.
Minneapolis, MN 55402

(2) By telephone:

American Express Client Service Corporation
Telephone Transaction Service
800-437-3133

o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o Telephone privileges may be modified or discontinued at any time. Minimum sale amount: $100 Maximum sale amount: $50,000

Three ways to receive payment when you sell shares

 (1) By regular or express mail:

o    Mailed to the address on record.

o    Payable to names listed on the  account.
NOTE: The express mail delivery charges you pay will vary depending on the courier you select.

 (2) By wire or electronic funds transfer:

o    Minimum wire: $1,000.

o    Request that money be wired to your bank.

o Bank account must be in the same ownership as the American Express mutual fund account.

NOTE: Pre-authorization required. For instructions, contact your financial advisor or AECSC.

(3) By  scheduled  payout  plan:

o    Minimum payment: $50.

o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. As a result of the Fund's goal and investment strategies, distributions from the Fund may consist of a significant amount of capital gains.


REINVESTMENTS
Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o    you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES
Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

If you buy Class A shares of this or another American Express mutual fund and within 91 days exchange into this Fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of this Fund.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Master/Feeder Structure
This Fund uses a master/feeder structure. This means that the Fund (a feeder fund) invests all of its assets in the Portfolio (the master fund). Other feeder funds also invest in the Portfolio. The master/feeder structure offers the potential for reduced costs because it spreads fixed costs of portfolio management over a larger pool of assets. The Fund may withdraw its assets from the Portfolio at any time if the Fund's board determines that it is best. In that event, the board would consider what action should be taken, including whether to hire an investment advisor to manage the Fund's assets directly or to invest all of the Fund's assets in another pooled investment entity. Here is an illustration of the structure:

                        Investors buy shares in the Fund


                      The Fund buys units in the Portfolio


              The Portfolio invests in securities, such as stocks or bonds

Other feeders may include mutual funds and institutional accounts. These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of the Fund.

YEAR 2000
The Fund could be adversely affected if the computer systems used by AEFC and the Fund's other service providers do not properly process and calculate date-related information from and after Jan. 1, 2000. While Year 2000-related computer problems could have a negative effect on the Fund, AEFC is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps.

The companies, governments or international markets in which the Fund invests also may be adversely affected by Year 2000 issues. To the extent a portfolio holding is adversely affected by a Year 2000 processing issue, the Fund's return could be adversely affected.

INVESTMENT MANAGER
The investment manager of the Portfolio is AEFC, located at IDS Tower 10, Minneapolis, MN 55440-0010. The Portfolio pays AEFC a fee for managing its assets. The Fund pays its proportionate share of the fee. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.63% of its average daily net assets. Under the agreement, the Portfolio also pays taxes, brokerage commissions and nonadvisory expenses. AEFC is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

Financial Highlights

Fiscal period ended July 31,

Per share income and capital changesa

                                        Class A                            Class B                       Class Y
                               1999     1998      1997b          1999      1998      1997b     1999      1998      1997b

Net asset value,

beginning of period           $6.98     $6.86     $5.00          $6.88     $6.82     $5.00     $7.01     $6.88     $5.00

Income from investment operations:

Net investment income (loss)  (.01)     .02       .01            (.02)     (.02)     (.02)       --      .03       .01

Net gains (losses) (both

realized and unrealized)      1.32      .65       1.86           1.25       .63      1.85      1.32      .65       1.88

Total from investment
operations                    1.31      .67       1.87           1.23       .61      1.83      1.32      .68       1.89

Less distributions:

Dividends from net

investment income             --        --        --             --         --       --        (.02)      --       --

Distributions from realized
gains                        (.35)      (.55)     (.01)          (.35)     (.55)     (.01)     (.35)     (.55)     (.01)

Total distributions          (.35)      (.55)     (.01)          (.35)     (.55)     (.01)     (.37)     (.55)     (.01)

Net asset value, end of
period                       $7.94      $6.98     $6.86          $7.76    $6.88     $6.82     $7.96     $7.01     $6.88

Ratios/supplemental data

Net assets, end of period

(in millions)                $481       $337      $205           $276      $184      $96       $--       $--       $--

Ratio of expenses to average
daily net assetsd             1.12%     1.12%     1.52%c         1.88%     1.88%     2.25%c    1.02%     .87%      1.45%c

Ratio of net investment income
(loss) to average daily net
assets                        .04%      .30%      .20%c          (.72%)    (.46%)    (.53%)c   .12%      .40%      .33%c

Portfolio turnover rate (excluding
short-term securities)        143%      148%      171%           143%      148%      171%      143%      148%      171%

Total returne                 19.21%    10.76%    37.44%         18.31%    9.92%     36.48%    19.34%    10.93%    37.66%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Inception date was Aug. 19, 1996.
c Adjusted to an annual basis.
d Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
e Total return does not reflect payment of a sales charge.

The information in these tables has been audited by KPMG LLP, independent auditors. The independent auditor's report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

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American
  Express
Funds

This Fund, along with the other American Express funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report contact your selling agent or American Express Client Service Corporation.

American Express Client Service Corporation
P.O. Box 534, Minneapolis, MN 55440-0534
800-862-7919 TTY: 800-846-4852
Web site address:
http://www.americanexpress.com/advisors

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-800-SEC-0330). Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained by writing and paying a duplicating fee to the Public Reference Section of the Commission, Washington, D.C.
20549-6009.

Investment Company Act File #811-2111

TICKER SYMBOL
Class A: IRDAX    Class B: IROBX    Class Y: N/A

AMERICAN EXPRESS (logo)

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP GROWTH SERIES, INC.

We have audited the accompanying statement of assets and liabilities of AXP Research Opportunities Fund, (a series of AXP Growth Series, Inc.) as of July 31, 1999, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period ended July 31, 1999, and the financial highlights for each of the years in the two-year period ended July 31, 1999, and for the period from

August 19, 1996 (commencement of operations) to July 31, 1997. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP Research Opportunities Fund as of July 31, 1999, and the results of its operations, changes in its net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


/s/  KPMG LLP
     KPMG LLP
     Minneapolis, Minnesota
     September 3, 1999


Financial Statements

Statement of assets and liabilities
AXP Research Opportunities Fund

July 31, 1999

Assets
Investment in Aggressive Growth Portfolio (Note 1)                                                        $757,246,627
                                                                                                          ------------

Liabilities
Accrued distribution fee                                                                                        11,136
Accrued transfer agency fee                                                                                      3,773
Accrued administrative services fee                                                                              1,166
Other accrued expenses                                                                                          76,497
                                                                                                                ------
Total liabilities                                                                                               92,572
                                                                                                                ------
Net assets applicable to outstanding capital stock                                                        $757,154,055
                                                                                                          ============

Represented by
Capital stock-- $.01 par value (Note 1)                                                                   $    961,408
Additional paid-in capital                                                                                 610,628,278
Accumulated net realized gain (loss)                                                                        84,107,266
Unrealized appreciation (depreciation) on investments                                                       61,457,103
                                                                                                            ----------
Total-- representing net assets applicable to outstanding capital stock                                   $757,154,055
                                                                                                          ============
Net assets applicable to outstanding shares:                 Class A                                      $480,679,176
                                                             Class B                                      $276,076,754
                                                             Class Y                                      $    398,125
Net asset value per share of outstanding capital stock:      Class A shares        60,509,438             $       7.94
                                                             Class B shares        35,581,335             $       7.76
                                                             Class Y shares            49,996             $       7.96

See accompanying notes to the financial statements.



Statement of operations
AXP Research Opportunities Fund

Year ended July 31, 1999

Investment income
Income:
Dividends                                                                                                 $  6,335,825
Interest                                                                                                       754,536
    Less foreign taxes withheld                                                                                (19,023)
                                                                                                               -------
Total income                                                                                                 7,071,338
                                                                                                             ---------
Expenses (Note 2):
Expenses allocated from Aggressive Growth Portfolio                                                          3,935,784
Distribution fee
    Class A                                                                                                    102,060
    Class B                                                                                                  1,717,114
Transfer agency fee                                                                                          1,042,200
Incremental transfer agency fee
    Class A                                                                                                     55,204
    Class B                                                                                                     60,622
Service fee
    Class A                                                                                                    607,702
    Class B                                                                                                    344,636
    Class Y                                                                                                        304
Administrative services fees and expenses                                                                      344,928
Compensation of board members                                                                                    7,886
Postage                                                                                                        142,215
Registration fees                                                                                               94,805
Reports to shareholders                                                                                         45,083
Audit fees                                                                                                       5,000
Other                                                                                                            4,036
                                                                                                                 -----
Total expenses                                                                                               8,509,579
    Earnings credits on cash balances (Note 2)                                                                 (18,579)
                                                                                                               -------
Total net expenses                                                                                           8,491,000
                                                                                                             ---------
Investment income (loss) -- net                                                                             (1,419,662)
                                                                                                            ----------

 Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
    Security transactions                                                                                   81,323,015
    Financial futures contracts                                                                              4,602,553
                                                                                                             ---------
Net realized gain (loss) on investments                                                                     85,925,568
Net change in unrealized appreciation (depreciation) on investments                                         18,671,763
                                                                                                            ----------
Net gain (loss) on investments                                                                             104,597,331
                                                                                                           -----------
Net increase (decrease) in net assets resulting from operations                                           $103,177,669
                                                                                                          ============

See accompanying notes to financial statements.



Statements of changes in net assets
AXP Research Opportunities Fund

Year ended July 31,                                                                         1999              1998

Operations and distributions
Investment income (loss)-- net                                                      $   (1,419,662)    $       166,575
Net realized gain (loss) on investments                                                 85,925,568          38,530,756
Net change in unrealized appreciation (depreciation) on investments                     18,671,763           8,223,315
                                                                                        ----------           ---------
Net increase (decrease) in net assets resulting from operations                        103,177,669          46,920,646
                                                                                       -----------          ----------
Distributions to shareholders from:
    Net investment income
        Class A                                                                           (167,981)                  --
        Class B                                                                                  --                  --
        Class Y                                                                               (840)                  --
    Net realized gain
        Class A                                                                        (17,205,662)        (20,657,813)
        Class B                                                                         (9,873,913)        (10,689,824)
        Class Y                                                                            (15,203)               (109)
                                                                                           -------                ----
Total distributions                                                                    (27,263,599)        (31,347,746)
                                                                                       -----------         -----------

Capital share transactions (Note 3)
Proceeds from sales
    Class A shares (Note 2)                                                            146,775,769         142,356,044
    Class B shares                                                                      86,101,455          86,426,593
    Class Y shares                                                                         378,451                  --
Reinvestment of distributions at net asset value
    Class A shares                                                                      16,502,649          19,606,825
    Class B shares                                                                       9,816,826          10,635,286
    Class Y shares                                                                          16,043                 109
Payments for redemptions
    Class A shares                                                                     (69,195,817)        (39,846,496)
    Class B shares (Note 2)                                                            (30,310,794)        (14,553,014)
    Class Y shares                                                                         (72,990)                 --
                                                                                           -------              ------
Increase (decrease) in net assets from capital share transactions                      160,011,592         204,625,347
                                                                                       -----------         -----------
Total increase (decrease) in net assets                                                235,925,662         220,198,247
Net assets at beginning of year                                                        521,228,393         301,030,146
                                                                                       -----------         -----------
Net assets at end of year                                                             $757,154,055        $521,228,393
                                                                                      ============        ============
Undistributed net investment income                                                   $         --        $    166,685
                                                                                      ------------        ------------

See accompanying notes to financial statements.


Notes to Financial Statements
AXP Research Opportunities Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Growth Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Growth Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers  Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Aggressive Growth Portfolio
The Fund invests all of its assets in Aggressive Growth Portfolio (the Portfolio), a series of Growth Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in equity securities of companies that comprise the S&P 500.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of July 31, 1999, was 99.76%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax
differences,   undistributed   net  investment  income  has  been  increased  by
$1,421,798 and accumulated net realized gain has been decreased by $1,421,798.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.03% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19
o  Class B $20
o  Class Y $17

Under terms of a prior agreement that ended Jan. 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15 for Class A and $16 for Class B. Under terms of a prior agreement that ended March 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15 for Class Y.

The Fund has agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution (the Plan), the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares. The Plan went into effect July 1, 1999. Under terms of a prior Plan and Agreement of Distribution (the Prior Plan) that ended June 30, 1999, the Fund paid a distribution fee for Class B shares at an annual rate up to 0.75% of average daily net assets. The Prior Plan was not effective with respect to Class A shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Under terms of a prior agreement that ended June 30, 1999, the Fund paid a shareholder service fee for Class A and Class B shares at a rate of 0.175% of average daily net assets. Effective July 1, 1999, the agreement for Class A and Class B shares was converted to the Plan and Agreement of Distribution discussed above.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing Fund shares were $2,214,893 for Class A and $208,035 for Class B for the year ended July 31, 1999.

During the year ended July 31, 1999, the Fund's transfer agency fees were reduced by $18,579 as a result of earnings credits from overnight cash balances.


3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                                Year ended July 31, 1999
                                        Class A         Class B        Class Y
Sold                                   19,385,593     11,676,332        57,556
Issued for reinvested distributions     2,251,690      1,365,120         2,185
Redeemed                               (9,439,919)    (4,195,350)       (9,963)
                                       ----------     ----------        ------
Net increase (decrease)                12,197,364      8,846,102        49,778

                                                Year ended July 31, 1998
                                        Class A         Class B       Class Y
Sold                                   21,213,882     13,008,512           --
Issued for reinvested distributions     3,188,620      1,748,937           18
Redeemed                               (5,883,949)    (2,177,029)          --
                                       ----------     ----------        -----
Net increase (decrease)                18,518,553     12,580,420           18



4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended July 31, 1999.

5. FINANCIAL HIGHLIGHTS
"Financial highlights" showing per data and selected financial information is presented on page 29 of the prospectus.

Independent Auditors' Report

THE BOARD OF TRUSTEES AND UNITHOLDERS
GROWTH TRUST

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Aggressive Growth Portfolio (a series of Growth Trust) as of July 31, 1999, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended July 31, 1999. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Aggressive Growth Portfolio as of July 31, 1999 and the results of its operations and the changes in its net assets for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


/s/  KPMG LLP
     KPMG LLP
     Minneapolis, Minnesota
     September 3, 1999


Financial Statements

Statement of assets and liabilities
Aggressive Growth Portfolio

July 31, 1999

Assets
Investments in securities, at value (Note 1)
    (identified cost $694,722,016)                                                                        $756,473,502
Cash in bank on demand deposit                                                                               2,302,425
Dividends receivable                                                                                           739,848
Receivable for investment securities sold                                                                    3,627,963
                                                                                                             ---------
Total assets                                                                                               763,143,738
                                                                                                           -----------

Liabilities
Payable for investment securities purchased                                                                  4,011,972
Accrued investment management services fee                                                                      13,319
Other accrued expenses                                                                                          19,877
                                                                                                                ------
Total liabilities                                                                                            4,045,168
                                                                                                             ---------
Net assets                                                                                                $759,098,570
                                                                                                          ============

See accompanying notes to financial statements.



Statement of operations
Aggressive Growth Portfolio

Year ended July 31, 1999

Investment income
Income:
Dividends                                                                                                 $  6,353,815
Interest                                                                                                       754,377
    Less foreign taxes withheld                                                                                (19,088)
                                                                                                               -------
Total income                                                                                                 7,089,104
                                                                                                             ---------
Expenses (Note 2):
Investment management services fee                                                                           3,864,984
Compensation of board members                                                                                    8,381
Custodian fees                                                                                                  55,195
Audit fees                                                                                                      15,000
Other                                                                                                           12,195
                                                                                                                ------
Total expenses                                                                                               3,955,755
    Earnings credits on cash balances (Note 2)                                                                  (8,913)
                                                                                                                ------
Total net expenses                                                                                           3,946,842
                                                                                                             ---------
Investment income (loss) -- net                                                                              3,142,262
                                                                                                             ---------
Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
    Security transactions (Note 3)                                                                          81,559,386
    Financial futures contracts                                                                              4,616,593
                                                                                                             ---------
Net realized gain (loss) on investments                                                                     86,175,979
Net change in unrealized appreciation (depreciation) on investments                                         18,690,185
                                                                                                            ----------
Net gain (loss) on investments                                                                             104,866,164
                                                                                                           -----------
Net increase (decrease) in net assets resulting from operations                                           $108,008,426
                                                                                                          ============

See accompanying notes to financial statements.



Statements of changes in net assets
Aggressive Growth Portfolio

Year ended July 31,                                                                       1999                1998

Operations
Investment income (loss)-- net                                                        $  3,142,262        $  3,194,481
Net realized gain (loss) on investments                                                 86,175,979          38,876,071
Net change in unrealized appreciation (depreciation) on investments                     18,690,185           8,046,666
                                                                                        ----------           ---------
Net increase (decrease) in net assets resulting from operations                        108,008,426          50,117,218
Net contributions (withdrawals) from partners                                          127,976,287         170,560,308
                                                                                       -----------         -----------
Total increase (decrease) in net assets                                                235,984,713         220,677,526
Net assets at beginning of year                                                        523,113,857         302,436,331
                                                                                       -----------         -----------
Net assets at end of year                                                             $759,098,570        $523,113,857
                                                                                      ============        ============

See accompanying notes to financial statements.



Notes to Financial Statements
Aggressive Growth Portfolio

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Aggressive Growth Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Aggressive Growth Portfolio invests primarily in equity securities of companies that comprise the S&P 500. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.65% to 0.5% annually. Effective with the new Investment Management Services Agreement, the fee will be adjusted upward or downward by a performance incentive adjustment based on the Fund's average daily net assets over a rolling 12-month period as measured against the change in the Lipper Growth Fund Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The first adjustment will be made on Jan. 1, 2000 and will cover the six-month period beginning July 1, 1999.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the year ended July 31, 1999, the Portfolio's custodian fees were reduced by $8,913 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.


3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $989,362,522 and $858,273,717 respectively, for the year ended July 31, 1999. For the same period, the portfolio turnover rate was 143%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $71,634 for the year ended July 31, 1999.

4. STOCK INDEX FUTURES CONTRACTS
As of July 31, 1999, investments in securities included securities valued at $6,534,813 that were pledged as collateral to cover initial margin deposits on 17 open purchase contracts. The market value of the open purchase contracts as of July 31, 1999 was $5,660,150 with a net unrealized loss of $118,831.


Investments in Securities

Aggressive Growth Portfolio
July 31, 1999

(Percentages represent value of investments compared to net assets)

Common stocks (98.8%)
Issuer                                                                               Shares                    Value(a)

Aerospace & defense (1.0%)
AlliedSignal                                                                         111,600                  $7,219,125

Airlines (0.6%)
Southwest Airlines                                                                   251,550                   4,653,675

Automotive & related (3.0%)
Dana                                                                                  92,300                   3,853,525
Delphi Automotive Systems                                                            255,856                   4,605,408
Ford Motor                                                                           154,400                   7,507,700
General Motors                                                                       108,100                   6,587,344
Total                                                                                                         22,553,977

Banks and savings & loans (8.9%)
Bank of America                                                                      283,551                  18,820,697
Bank of New York                                                                     139,700                   5,160,169
Bank One                                                                             276,512                  15,087,186
BankBoston                                                                           171,400                   8,045,088
Mellon Bank                                                                          134,300                   4,532,625
Wachovia                                                                              51,700                   4,035,831
Washington Mutual                                                                    122,200                   4,192,988
Wells Fargo                                                                          200,000                   7,800,000
Total                                                                                                         67,674,584

Beverages & tobacco (2.7%)
Coca-Cola                                                                            343,800                  20,735,438

Chemicals (1.1%)
Monsanto                                                                             143,700                   5,622,262
Waste Management                                                                     112,248                   2,869,340
Total                                                                                                          8,491,602

Communications equipment & services (4.7%)
Lucent Technologies                                                                  342,385                  22,276,424
Motorola                                                                             143,400                  13,085,250
Total                                                                                                         35,361,674

Computers & office equipment (14.9%)
3Com                                                                                 177,200(b,d)              4,274,950
America Online                                                                       108,000(b)               10,273,500
BMC Software                                                                          55,800(b)                3,006,225
Cisco Systems                                                                        313,820(b)               19,496,067
Computer Sciences                                                                     49,000(b)                3,154,375
Electronic Data Systems                                                              104,300                   6,290,594
EMC                                                                                  162,710(b)                9,854,124
First Data                                                                            93,050                   4,611,791
Hewlett-Packard                                                                      125,700                  13,159,218
Intl Business Machines                                                               146,900                  18,463,493
Novell                                                                               186,880(b)                4,812,160
Pitney Bowes                                                                          84,600                   5,382,675
Solectron                                                                             87,300(b)                5,625,394
Unisys                                                                               125,000(b)                5,101,563
Total                                                                                                        113,506,129

Electronics (2.3%)
Corning                                                                               75,030                   5,252,100
KLA-Tencor                                                                            51,200(b)                3,468,800
LSI Logic                                                                             73,500(b)                3,697,969
Natl Semiconductor                                                                   189,400(b)                4,687,650
Total                                                                                                         17,106,519

Energy (4.7%)
Apache                                                                               150,000                   6,365,625
Chevron                                                                              108,800                   9,928,000
Mobil                                                                                111,700                  11,421,325
Texaco                                                                               127,500                   7,944,844
Total                                                                                                         35,659,794

Energy equipment & services (1.0%)
Halliburton                                                                          161,000                   7,426,125

Financial services (3.8%)
Associates First Capital Cl A                                                        163,026                   6,245,934
Capital One Financial                                                                121,400                   5,629,925
Kansas City Southern Inds                                                             77,600                   4,287,400
MBNA                                                                                 245,100                   6,985,350
Providian Financial                                                                   61,500                   5,596,500
Total                                                                                                         28,745,109

Food (2.6%)
Bestfoods                                                                             79,000                   3,851,250
General Mills                                                                         47,800(d)                3,958,438
Sara Lee                                                                             186,500                   4,103,000
SUPERVALU                                                                            169,200                   3,849,300
Sysco                                                                                120,000                   3,922,500
Total                                                                                                         19,684,488

Health care (10.0%)
American Home Products                                                               280,400                  14,300,400
Amgen                                                                                143,000(b)               10,993,125
Bausch & Lomb                                                                         65,875                   4,730,648
Boston Scientific                                                                    127,700(b)                5,179,831
Bristol-Myers Squibb                                                                 255,800                  17,010,700
Guidant                                                                               57,100                   3,343,919
Medtronic                                                                             95,890                   6,910,073
Schering-Plough                                                                      276,120                  13,529,880
Total                                                                                                         75,998,576

Health care services (0.2%)
Cardinal Health                                                                       23,900                   1,631,175

Household products (2.4%)
Colgate-Palmolive                                                                    176,420                   8,710,738
Kimberly-Clark                                                                       150,600                   9,186,600
Total                                                                                                         17,897,338

Industrial equipment & services (0.6%)
Parker-Hannifin                                                                       92,500                   4,364,844

Insurance (3.5%)
American General                                                                      68,550                   5,304,056
American Intl Group                                                                  115,000                  13,354,375
Lincoln Natl                                                                          85,700                   4,285,000
MBIA                                                                                  64,700                   3,704,075
Total                                                                                                         26,647,506

Leisure time & entertainment (1.0%)
Disney (Walt)                                                                        271,500                   7,500,188

Media (2.3%)
Comcast Special Cl A                                                                 156,900                   6,040,650
MediaOne Group                                                                        94,600(b)                6,846,675
New York Times Cl A                                                                  116,300                   4,572,044
Total                                                                                                         17,459,369

Multi-industry conglomerates (6.2%)
General Electric                                                                     314,400                  34,269,600
Grainger (WW)                                                                         31,000                   1,464,750
Tyco Intl                                                                            116,250(c)               11,356,172
Total                                                                                                         47,090,522

Paper & packaging (0.4%)
Intl Paper                                                                            63,500                   3,246,438

Restaurants & lodging (0.3%)
Wendy's Intl                                                                          72,800                   2,115,750

Retail (10.9%)
Albertson's                                                                          102,975                   5,116,570
Best Buy                                                                              42,600(b)                3,179,025
Circuit City Stores                                                                   93,000                   4,394,250
Costco Companies                                                                      62,200(b)                4,649,450
CVS                                                                                   96,000                   4,776,000
Dayton Hudson                                                                        166,400                  10,763,999
Dollar General                                                                       138,500                   3,661,594
Home Depot                                                                           157,700                  10,063,231
Kroger                                                                               182,800(b)                4,809,925
Safeway                                                                              107,700(b)                5,802,338
TJX Companies                                                                        137,400                   4,542,788
Wal-Mart Stores                                                                      501,400                  21,184,149
Total                                                                                                         82,943,319

Utilities -- telephone (9.8%)
Ameritech                                                                            193,200                  14,151,900
AT&T                                                                                 349,775                  18,166,438
Bell Atlantic                                                                        229,820                  14,651,025
MCI WorldCom                                                                         212,285(b)               17,513,512
U S WEST Communications Group                                                        176,300                  10,104,194
Total                                                                                                         74,587,069

Total common stocks
(Cost: $688,548,473)                                                                                       $750,300,333



Short-term securities (0.8%)
Issuer                                                     Annualized               Amount                    Value(a)
                                                          yield on date           payable at
                                                           of purchase             maturity

U.S. government agencies (0.7%)
Federal Home Loan Bank Disc Nt
    08-18-99                                                     4.95%            $1,100,000                 $1,096,926
Federal Home Loan Mtge Corp Disc Nts
    08-19-99                                                     4.98              1,200,000                  1,196,859
    09-16-99                                                     4.99              2,400,000                  2,384,458
    09-23-99                                                     5.01                500,000                    496,273
Federal Natl Mtge Assn Disc Nt
    08-18-99                                                     5.08                400,000                    398,990
Total                                                                                                         5,573,506

Commercial paper (0.1%)
Xerox Credit
    08-04-99                                                     5.07                600,000                    599,663

Total short-term securities
(Cost: $6,173,543)                                                                                           $6,173,169

Total investments in securities
(Cost: $694,722,016)(e)                                                                                    $756,473,502

See accompanying notes to investments in securities.


 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of July 31, 1999, the value of foreign securities represented 1.50% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures purchase contracts (see Note 4 to the financial statements):

Type of security                          Contracts

S&P 500 Index, Sept. 1999                        17

(e) At July 31, 1999, the cost of securities for federal income tax purposes was $696,290,614 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                             $85,454,416
Unrealized depreciation                             (25,271,528)
                                                    -----------
Net unrealized appreciation                         $60,182,888

                               Form of Proxy Card

Proxy Card Front

Proxy Card

[Fund name]

This Proxy is Solicited on Behalf of the Board of Directors.

The undersigned  hereby appoints Heidi S. Brommer,  James A. Mitchell and Eileen
J. Newhouse, or any one of them, as proxies, with full power of substitution, to represent and to vote all of the shares of the undersigned at the special meeting to be held on May 9, 2000, and any adjournment thereof.

TO HAVE YOUR VOTE COUNTED, YOU MUST SIGN, DATE AND RETURN THIS PROXY. IT WILL BE VOTED AS MARKED, OR IF NOT MARKED, WILL BE VOTED "FOR" THE PROPOSAL.

THE BOARD RECOMMENDS A VOTE
"FOR" THE PROPOSAL.




_____________________________________
Signature(s)

Date _______, 2000

Owners please sign as names appear at
left. Executors, administrators,
trustees, etc., should indicate
position when signing.


Proxy Card Back

Vote on Proposal

Approve the Agreement and Plan of Reorganization between the Strategist Fund and the AXP Fund providing for the acquisition of all of the assets of the Strategist Fund by the AXP Fund in exchange for Class A shares of the AXP Fund and assumption by the AXP Fund of the liabilities of the Strategist Fund, to be followed by distribution of those Class A shares to the shareholders of the Strategist Fund and the subsequent termination of the Strategist Fund.

For _____                  Against  _____            Abstain _____

                       Statement of Additional Information

                                 April 17, 2000

AXP Mutual
AXP Stock
AXP Diversified Equity Income
AXP Emerging Markets
AXP Federal Income
AXP Growth
AXP New Dimensions
AXP Extra Income
AXP Selective
AXP Research Opportunities
AXP High Yield  Tax-Exempt
AXP Managed  Allocation
AXP Global Growth
AXP Global Bond
AXP Innovations

This statement of additional information ("SAI") covers each of the funds listed above (each an "AXP Fund") and consists of this cover page and the following information:

1. The AXP Fund's most recent SAI, dated as shown in the table below, which has been previously filed and is incorporated by reference.

2. The AXP Fund's most recent annual report and semi-annual report to shareholders, if a semi-annual report has been issued subsequent to the date of the most recent annual report, for the period shown in the table below, which have been previously filed and are incorporated by reference.

3. The Strategist Fund's most recent SAI, dated as shown in the table below, which has been previously filed and is incorporated by reference.

4. The Strategist Fund's most recent annual report and, if applicable, semi-annual report to shareholders, for the period shown in the table below, which have been previously filed and are incorporated by reference.

This SAI is not a prospectus. It should be read in conjunction with the proxy statement/prospectus, which may be obtained by calling 1-800-862-7919 or writing American Express Client Service Corporation, P.O. Box 534, Minneapolis, MN 55440-0534.

                                                             Annual Report         Semi-Annual
                Fund                          SAI             (for period            Report
                                            (dated)              ended)          (if applicable)
                                                                                   (for period
                                                                                     ended)

Strategist Balanced                         11/29/99            9/30/99                NA

AXP Mutual                                  11/29/99            9/30/99                NA

Strategist Equity                           11/29/99            9/30/99                NA

AXP Stock                                   11/29/99            9/30/99                NA

Strategist Equity Income                    11/29/99            9/30/99                NA

AXP Diversified Equity Income               11/29/99            9/30/99                NA

Strategist Emerging Markets                 12/30/99            10/31/99               NA

AXP Emerging Markets                        12/30/99            10/31/99               NA

Strategist Government Income                7/30/99             5/31/99             11/30/99

AXP Federal Income                          7/30/99             5/31/99             11/30/99

Strategist Growth                           9/29/99             7/31/99              1/31/00

AXP Growth                                  9/29/99             7/31/99              1/31/00

Strategist Growth Trends                    9/29/99             7/31/99              1/31/00

AXP New Dimensions                          9/29/99             7/31/99              1/31/00

Strategist High Yield                       7/30/99             5/31/99             11/30/99

AXP Extra Income                            7/30/99             5/31/99             11/30/99

Strategist Quality Income                   7/30/99             5/31/99             11/30/99

AXP Selective                               7/30/99             5/31/99             11/30/99

Strategist Special Growth                   9/29/99             7/31/99              1/31/00

AXP Research Opportunities                  9/29/99             7/31/99              1/31/00

Strategist Tax-Free High Yield              1/28/00             11/30/99               NA

AXP High Yield Tax-Exempt                   1/28/00             11/30/99               NA

Strategist Total Return                     11/29/99            9/30/99                NA

AXP Managed Allocation                      11/29/99            9/30/99                NA

Strategist World Growth                     12/30/99            10/31/99               NA

AXP Global Growth                           12/30/99            10/31/99               NA

Strategist World Income                     12/30/99            10/31/99               NA

AXP Global Bond                             12/30/99            10/31/99               NA

Strategist World Technologies               12/30/99            10/31/99               NA

AXP Innovations                              3/15/00            10/31/99               NA


                              AXP INNOVATIONS FUND
                       STRATEGIST WORLD TECHNOLOGIES FUND
                      INTRODUCTION TO PROPOSED FUND MERGER
                                OCTOBER 31, 1999

The accompanying unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at and for the 12-month period ending October 31, 1999. These statements have been derived from annual reports for AXP Innovations Fund (a series of AXP Global Series, Inc.) and Strategist World Technologies Fund (a series of Strategist World Fund, Inc.) as of October 31, 1999. Each Fund invests all of its assets in World Technologies Portfolio (the Portfolio), a series of World Trust, an open-end investment company that has the same objectives as the Funds. The Portfolio invests in technology common stocks. Management of the Funds has elected not to present a combining Schedule of Investments for the Portfolio because it will not change as a result of the merger. The schedule of investments for the Portfolio is included in the Funds' annual reports, which are available upon request.

Under the proposed Agreement and Plan of Reorganization, shares of the Strategist World Technologies Fund would be exchanged for Class A shares of the AXP Innovations Fund.

The pro forma combining statements have been prepared based upon the various fee structures of the funds in existence as of October 31, 1999.


                              AXP Innovations Fund
                       Strategist World Technologies Fund
                               Pro forma Combining
                       Statement of assets and liabilities
                                October 31, 1999
                                   (Unaudited)
                                                                                            Strategist World
                                                                       AXP Innovations        Technologies
                                                                             Fund                 Fund                   Combined
Assets
Investments in World Technologies Portfolio (Note 1)                     $ 7,897,520           $ 1,125,654              $ 9,023,174
                                                                         -----------           -----------              -----------

Liabilities
Accrued distribution fee                                                           4                     -                        4
Accrued administrative services fee                                               12                     2                       14
Other accrued expenses                                                        16,790                 4,447                   21,237
                                                                              ------                 -----                   ------

Total liabilities                                                             16,806                 4,449                   21,255
                                                                              ------                 -----                   ------

Net assets applicable
  to outstanding capital stock                                           $ 7,880,714           $ 1,121,205              $ 9,001,919
                                                                         ===========           ===========              ===========

Represented by
Capital stock --- $.01 par value (Note 1)                                $     7,000           $     1,000              $     8,000
Additional paid-in capital                                                 3,399,239               484,163                3,883,402
Accumulated net realized gain (loss)                                         970,722               136,387                1,107,109
Unrealized appreciation (depreciation)
  on investments and on translation
  of assets and liabilities in foreign currencies                          3,503,753               499,655                4,003,408
                                                                           ---------               -------                ---------

Total --- representing net assets applicable
  to outstanding capital stock                                           $ 7,880,714           $ 1,121,205              $ 9,001,919
                                                                         ===========           ===========              ===========

Net assets applicable to outstanding shares:    Class A                  $ 7,435,047                                    $ 8,556,252
                                                Class B                  $   220,363                                    $   220,363
                                                Class Y                  $   225,304                                    $   225,304
Net asset value per share of outstanding
  capital stock: (Note 2)                       Class A shares  660,000  $     11.27   100,000 $     11.21  759,485     $     11.27
                                                Class B shares   20,000  $     11.02                         20,000     $     11.02
                                                Class Y shares   20,000  $     11.27                         20,000     $     11.27

See accompanying notes to pro forma combining financial statements.



                              AXP Innovations Fund
                       Strategist World Technologies Fund
                               Pro forma Combining
                             Statement of Operations
                                October 31, 1999
                                   (Unaudited)

                                                                            Strategist World                          Pro forma
Investment income                                        AXP Innovations      Technologies          Pro forma       AXP Innovations
Income:                                                        Fund               Fund             Adjustments           Fund

Dividends                                                   $   6,134          $     874                                   $ 7,008
    Less foreign taxes withheld                                  (328)               (47)                                     (375)
                                                                 ----                ---                                      ----
Total Income                                                    5,806                827                                     6,633
                                                                -----                ---                                     -----

Expenses:
Expenses allocated from World Technologies Portfolio           63,721              9,085                                    72,806
Distribution fee
   Class A                                                      5,263              1,900                                     7,163
   Class B                                                      1,395                                                        1,395
Transfer agency fee                                                48                 20               (2) a                    66
Incremental transfer agency fee
   Class A                                                          2                                                            2
   Class B                                                          2                                                            2
Administrative services fees and expenses                       2,467                504                                     2,971
Compensation of board members                                                        818                                       818
Registration fees                                                                    414                                       414
Audit fees                                                                         3,600                                     3,600
Other                                                                              2,490                                     2,490
                                                                                   -----                                     -----
Total Expenses                                                 72,898             18,831               (2)                  91,727
   Less expenses voluntarily reimbursed by AEFC                (6,548)            (6,496)                                  (13,044)
                                                               ------             ------                                   -------
Total net expenses                                             66,350             12,335               (2)                  78,683
                                                               ------             ------               --                   ------
Investment income (loss) -- net                               (60,544)           (11,508)               2                  (72,050)
                                                              -------            -------                -                  -------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                    1,376,509            196,456                                 1,572,965
   Foreign currency transactions                                  (38)                (5)                                      (43)
   Options contracts written                                   (1,470)              (210)                                   (1,680)
                                                               ------               ----                                    ------
Net realized gain (loss) on investments                     1,375,001            196,241                                 1,571,242
Net change in unrealized apprciation
  (depreciation) on investments and on
  translation of assets and liabilities
  in foreign currencies                                     2,778,956            396,216                                 3,175,172
                                                            ---------            -------                                 ---------
Net gain (loss) on investments and foreign currencies       4,153,957            592,457                                 4,746,414
                                                            ---------            -------                                 ---------
Net increase (decrease) in net assets
  resulting from operations                               $ 4,093,413          $ 580,949             $ 2               $ 4,674,364
                                                          ===========          =========             ===               ===========

a) Adjustment for transfer agency fee from $20 to Innovation Class A $19 per account.

See accompanying notes to pro forma combining financial statements.


                              AXP INNOVATIONS FUND
                       STRATEGIST WORLD TECHNOLOGIES FUND
                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                       (UNAUDITED AS TO OCTOBER 31, 1999)

1. BASIS OF COMBINATION

The unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at and for the 12-month period ending October 31, 1999. These statements have been derived from annual reports for AXP Innovations Fund (a series of AXP Global Series, Inc.) and Strategist World Technologies Fund (a series of Strategist World Fund, Inc.) as of October 31, 1999.

Each Fund invests all of its assets in World Technologies Portfolio (the Portfolio), a series of World Trust, an open-end investment company that has the same objectives as the Funds. The Portfolio invests in technology common stocks. Management of the Funds has elected not to present a combining schedule of investments for the Portfolio because it will not change as a result of the merger. The schedule of investments for the Portfolio is included in the Funds' annual reports, which are available upon request.

The pro forma statements give effect to the proposed transfer of the assets and liabilities of Strategist World Technologies Fund in exchange for Class A shares of AXP Innovations Fund under generally accepted accounting principles. The results of operations for AXP Innovations Fund will not be restated for Strategist World Technologies Fund's results of operations for pre-combination periods. The pro forma statements do not reflect the expenses of either fund in carrying out its obligation under the Agreement and Plan of Reorganization. American Express Financial Corporation has agreed to bear the costs of effecting the Reorganization, which is estimated at $7,500.

The pro forma combining statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

The pro forma statement of operations give effect to the proposed transaction on the historical operations of the surviving entity, AXP Innovations Fund, as if the transaction had occurred at the beginning of the year presented.

2. CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional Class A shares of AXP Innovations Fund if the reorganization were to have taken place on October 31, 1999. The pro forma number of Class A shares outstanding of 759,485 consists of 99,485 shares assumed to be issued to shareholders of Strategist World Technologies Fund plus 660,000 shares of AXP Innovations Fund outstanding as of October 31, 1999.



PART C.    OTHER INFORMATION

Item 15. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16.   Exhibits.

(1)      Articles of Incorporation, as amended November 10, 1988, filed as
         Exhibit 1 to Post-Effective Amendment No. 38 to Registration Statement No. 2-38355, are incorporated by reference.

(2)      By-laws,   as  amended  January  12,  1989,   filed  as  Exhibit  2  to
         Post-Effective Amendment No. 38 to Registration Statement No. 2-38355, are incorporated by reference.

(3)      Voting Trust Agreement:   Not Applicable.

(4) Form of Agreement and Plan of Reorganization, dated March 10, 2000, filed electronically herewith as Exhibit 1 to Part A of this Registration Statement.

(5) Stock certificate, filed as Exhibit No. 3 to Registrant's Amendment No. 1 to Registration Statement No. 2-38355, dated Feb. 2, 1971, is incorporated by reference.

(6)(a) Investment Management and Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 5 to Registrant's Post-Effective Amendment No. 54 to Registration Statement No. 2-38355, is incorporated by reference. The Agreement was assumed by the Portfolio when IDS Growth Fund adopted the master/feeder structure.

(6)(b) Investment Management Services Agreement between Growth Trust, on behalf of Aggressive Growth Portfolio, and American Express Financial Corporation, dated July 1, 1999, filed as Exhibit(d)(2) to Registrant's Post-Effective Amendment No. 63 to Registration Statement No. 2-38355, is incorporated by reference.

(7)(a) Distribution Agreement between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as
         Exhibit 6 to Registrant's Post-Effective Amendment No. 54 to Registration Statement No. 2-38355, is incorporated by reference.

(7)(b)   Distribution  Agreement  between  Registrant,  on  behalf  of  the  IDS
         Research Opportunities Fund and American Express Financial Advisors Inc., dated August 19, 1996, filed electronically as Exhibit 6 to Registrant's Post-Effective Amendment No. 58 to Registration Statement No. 2-38355, is incorporated by reference.

(8) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(9)(a) Custodian Agreement between Registrant and American Express Trust Company, dated March 20, 1995, filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 54 to Registration Statement No. 2-38355, is incorporated by reference.

(9)(b) Addendum to the Custodian Agreement, dated March 20, 1995, between IDS Growth Fund, Inc. and American Express Trust Company executed on
         May 13, 1996, filed electronically as Exhibit 8(c) to Registrant's Post-Effective Amendment No. 60 to Registration Statement No. 2-38355, is incorporated by reference.

(9)(c) Custodian Agreement between Registrant, on behalf of IDS Research Opportunities Fund, and American Express Trust Company, dated
         August 19, 1996, filed electronically as Exhibit No. 8 to Post-Effective Amendment No. 58 to Registration Statement No. 2-38355, is incorporated by reference.

(9)(d) Addendum to the Custodian Agreement, dated August 19, 1996, between Registrant, on behalf of IDS Research Opportunities Fund, and American Express Trust Company, filed electronically as Exhibit 8(c) to Registrant's Post-Effective Amendment No. 61 to Registration Statement No. 2-38355, is incorporated by reference.

(9)(e) Custodian Agreement dated May 13, 1999 between American Express Trust Company and The Bank of New York is incorporated by reference to Exhibit (g)(3) to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 33, File No. 2-93745 filed on or about May 24, 1999.

(9)(f) Custodian Agreement Amendment between IDS International Fund, Inc. and American Express Trust Company, dated October 9, 1997, filed electronically on or about December 23, 1997 as Exhibit 8(c) to IDS International Fund, Inc.'s Post-Effective Amendment No. 26 to Registration Statement No. 2-92309, is incorporated by reference. Registrant's Custodian Agreement Amendment differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(10)(a) Plan and Agreement of Distribution dated July 1, 1999 between Registrant on behalf of its underlying series funds and American Express Financial Advisors Inc., is incorporated by reference to Exhibit (m) to AXP Discovery Fund, Inc. Post-Effective Amendment No. 36, file No.2-72174 filed on or about July 30, 1999.

(10)(b) Rule 18f-3 Plan dated April 1999 is incorporated by reference to Exhibit (o) to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 33, File No. 2-93745 filed on or about May 24, 1999.

(11) Opinion and consent of counsel as to the legality of the securities being registered is incorporated by reference to Exhibit (11) to Registration Statement No. 333-32324 filed on or about March 13, 2000.

(12)     Tax Opinion to be filed by amendment.

(13)(a) Administrative Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(e) to Registrant's Post-Effective Amendment No. 54 to Registration Statement No. 2-38355, is incorporated herein by reference.

(13)(b) Administrative Services Agreement between Registrant, on behalf of IDS Research Opportunities Fund, and American Express Financial Corporation, dated August 19, 1996, filed electronically as Exhibit No. 9(e) to Post-Effective Amendment No. 58 to Registration Statement No. 2-38355, is incorporated by reference.

(13)(c) Agreement and Declaration of Unitholders between IDS Growth Fund, Inc. and Strategist Growth Fund, Inc., dated May 13, 1996, filed electronically as Exhibit 9(f) to Post-Effective Amendment No. 61 to Registration Statement No. 2-38355, is incorporated by reference.

(13)(d) License Agreement between Registrant and IDS Financial Corporation, dated January 25, 1988, filed as Exhibit 9(c) to Post-Effective Amendment No. 38 to Registration Statement No. 2-38355, is incorporated herein by reference.

(13)(e) License Agreement between Registrant, on behalf of IDS Research Opportunities Fund, and American Express Financial Corporation, dated August 19, 1996, filed electronically as Exhibit No. 9(c) to Post-Effective Amendment No. 58 to Registration Statement No. 2-38355, is incorporated by reference.

(13)(f) License Agreement, dated June 17, 1999, between the American Express Funds and American Express Company, filed electronically on or about September 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(13)(g) Agreement of Merger, dated April 10, 1986, filed as Exhibit No. 9 to Post-Effective Amendment No. 33 to Registration Statement No. 2-38355, is incorporated by reference.

(13)(h) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997, filed electronically on or about May 27, 1997, as Exhibit 9(e) to IDS Precious Metals Fund, Inc.s' Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(13)(i) Transfer Agency Agreement between Registrant and American Express Client Service Corporation, dated Feb. 1, 1999, filed as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 63 to Registration Statement No. 2-38355, is incorporated by reference.

(14)     Independent Auditors' Consent is filed electronically herewith.

(15)     Omitted Financial Statements: Not Applicable.

(16)(a) Directors' Power of Attorney to sign Amendments to this Registration Statement, dated January 13, 2000, is incorporated by reference to Exhibit (16)(a) to Registration Statement No. 333-32324 filed on or about March 13, 2000.

(16)(b) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated January 13, 2000, is incorporated by reference to Exhibit (16)(b) to Registration Statement No. 333-32324 filed on or about March 13, 2000.

(16)(c) Trustee's Power of Attorney to sign Amendments to this Registration Statement, dated January 13, 2000, is incorporated by reference to Exhibit (16)(c) to Registration Statement No. 333-32324 filed on or about March 13, 2000.

(16)(d) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated January 13, 2000, is incorporated by reference to Exhibit (16)(d) to Registration Statement No. 333-32324 filed on or about March 13, 2000.

(17)(a) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(17)(b) Code of Ethics adopted under Rule 17j-1 for Registrant's investment advisor and principal underwriter filed electronically on or about March 30, 2000 as Exhibit (p)(2) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

Item 17.  Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post- effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant undertakes to file by Post-Effective Amendment an Opinion of Counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of Minneapolis and State of Minnesota on the 17th day of April, 2000.

AXP GROWTH SERIES, INC.


By /s/   Arne H. Carlson **
         Arne H. Carlson, Chief Executive officer


By /s/   John M. Knight
         John M. Knight, Treasurer


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 17th day of April, 2000.

Signature                                            Capacity


     _______________________                         Director
     Peter J. Anderson

/s/  H. Brewster Atwater, Jr.*                       Director
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson*                                Chairman of the Board
     Arne H. Carlson

/s/  Lynne V. Cheney*                                Director
     Lynne V. Cheney

/s/  David R. Hubers*                                Director
     David R. Hubers

/s/  Heinz F. Hutter*                                Director
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
     Anne P. Jones

/s/  William R. Pearce*                              Director
     William R. Pearce

/s/  Alan K. Simpson*                                Director
     Alan K. Simpson

/s/  John R. Thomas*                                 Director
     John R. Thomas

/s/  C. Angus Wurtele*                               Director
     C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney, dated January 13, 2000, filed electronically as Exhibit (16)(a) to Registration Statement No. 333-32324, by:



/s/  Leslie L. Ogg
     Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney, dated January 13, 2000, filed electronically as Exhibit (16)(b) to Registration Statement No. 333-32324, by:



/s/  Leslie L. Ogg
     Leslie L. Ogg

                                   SIGNATURES

As required by the Securities Act of 1933, GROWTH TRUST consents to the filing of this Amendment to the Registration Statement signed on behalf of the Registrant, in the City of Minneapolis and State of Minnesota on the 17th day of April, 2000.

                                  GROWTH TRUST


                                  By /s/   Arne H. Carlson****
                                           Arne H. Carlson
                                           Chief Executive Officer


                                  By /s/   John M. Knight
                                           John M. Knight
                                           Treasurer


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 17th day of April, 2000.

Signature                                            Capacity


     ___________________________                     Trustee
     Peter J. Anderson

/s/  H. Brewster Atwater, Jr.***                     Trustee
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson***                              Chairman of the Board
     Arne H. Carlson

/s/  Lynne V. Cheney***                              Trustee
     Lynne V. Cheney

/s/  David R. Hubers***                              Trustee
     David R. Hubers

/s/  Heinz F. Hutter***                              Trustee
     Heinz F. Hutter

/s/  Anne P. Jones***                                Trustee
     Anne P. Jones

/s/  William R. Pearce***                            Trustee
     William R. Pearce

/s/  Alan K. Simpson***                              Trustee
     Alan K. Simpson

/s/  John R. Thomas***                               Trustee
     John R. Thomas

/s/  C. Angus Wurtele***                             Trustee
     C. Angus Wurtele

***Signed pursuant to Trustees' Power of Attorney, dated January 13, 2000, filed electronically as Exhibit (16)(c) to Registration Statement No. 333-32324, by:




/s/  Leslie L. Ogg
     Leslie L. Ogg

****Signed pursuant to Officers' Power of Attorney, dated January 13, 2000, filed electronically as Exhibit (16)(d) to Registration Statement No. 333-32324, by:




/s/  Leslie L. Ogg
     Leslie L. Ogg

CONTENTS OF THIS AMENDMENT TO THE REGISTRATION STATEMENT


This Amendment to the Registration Statement comprises the following papers and documents:

The facing sheet.

Part A.

        The prospectus.

Part B.

        The Statement of Additional Information.


Part C.

        Other information.

        Exhibits.

        Undertakings.

The Signatures.